                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS
               (Exact name of registrant as specified in charter)

                                452 FIFTH AVENUE
                               NEW YORK, NY 10018
               (Address of principal executive offices) (Zip code)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2006

                    Date of reporting period: April 30, 2006



Item 1. Reports to Stockholders.

                   Semi-Annual Report
             HSBC Investor LifeLine Funds'TM'

                                     April 30, 2006

                                     HSBC Investor Aggressive
                                     Growth Strategy Fund
          LifeLine
                                     HSBC Investor Growth
                                     Strategy Fund
        It's simple.
                                     HSBC Investor Moderate
                                     Growth Strategy Fund
         It's easy.
                                     HSBC Investor Conservative
                                     Growth Strategy Fund
      It's affordable.
                                     HSBC Investor Conservative
                                     Income Strategy Fund


                          HSBC Investor LifeLine Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  [HSBC LOGO]

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Table of Contents
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HSBC Investor Lifeline Funds
Semi Annual Report - April 30, 2006

Chairman's Message ..................................................... 1
Commentary From the Investment Manager ................................. 2
Portfolio Reviews ...................................................... 3
Statements of Assets and Liabilities ...................................20
Statements of Operations ...............................................21
Statements of Changes in Net Assets ....................................22
Financial Highlights ...................................................28
Notes to Financial Statements ..........................................33
Table of Shareholder Expenses ..........................................38
HSBC Investor Portfolios
Schedules of Portfolio Investments
        HSBC Investor Intermediate Duration Fixed Income Portfolio .....40
        HSBC Investor Core Plus Fixed Income Portfolio .................43
        HSBC Investor High Yield Fixed Income Portfolio ................47
        HSBC Investor Growth Portfolio .................................49
        HSBC Investor Value Portfolio ..................................50
        HSBC Investor International Equity Portfolio ...................51
        HSBC Investor Small Cap Equity Portfolio .......................55
Statements of Assets and Liabilities ...................................56
Statements of Operations ...............................................58
Statements of Changes in Net Assets ....................................60
Financial Highlights ...................................................64
Notes to Financial Statements ..........................................65
Investment Adviser Contract Approval ...................................72
Table of Shareholder Expenses ..........................................73


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Chairman's Message
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Dear Fellow Shareholders:

The phrase, "disinterested trustees" is an important one in the mutual fund industry, although it could easily conjure up the image of a bunch of board people sitting around rubber stamping management decisions. The term actually means "independent of management" and denotes not a lack of interest but loyalty to the shareholders in supporting their vested interest in the funds.

To help the trustees monitor all fund activities, the advisors, sub-advisors and administrators must provide timely and accurate information. The independent trustees then interpret all the data they receive, giving special attention to expenses, performance and compliance.

To perform the tasks of monitoring and decision-making, the board has created various committees:

     o    Audit
          The Audit Committee is composed entirely of independent trustees. The Chair is designated as the Audit Committee Financial Expert and has the required professional qualifications and experience. The Committee meets quarterly to receive reports from management on financial matters of the Funds, as well as those relating to internal controls and compliance with established policies and procedures of the Funds and with pertinent laws and regulations. At each meeting the Committee holds separate executive sessions with the Funds' Treasurer, Chief Compliance Officer and Independent Auditors.

     o    Nominating and Governance
          The Nominating and Governance Committee meets when it is necessary to select new trustees. At this time, the committee establishes what can be called the "job description" for an independent trustee and then solicits nominations. This committee also deals with such issues as ongoing trustee education, board responsibilities, compensation and leadership development.

     o    Valuation
          The Valuation Committee is responsible for overseeing established procedures in determining the appropriate value of the securities held by the individual HSBC Investor Funds and the net asset value per share of each of the funds in the HSBC complex. Working with management, auditors and, especially, the Funds' Chief Compliance Officer, this committee is a watchdog against any aberration in pricing or breach of regulations. The committee's job is not to establish price but to determine and oversee implementation of best practice.

The committee structure allows board members to focus on specific issues so that when the full board meets it has the information it needs to make decisions on behalf of the shareholders, creating efficiency in governance.

The independent trustees and all of the members of fund management wish to take this opportunity to thank you for your continued confidence in the HSBC Investor Funds. As always, should you have any questions or comments, please feel free to contact me.

Yours truly,


LARRY M. ROBBINS
Larry M. Robbins, Chairman, HSBC Investor Funds

1    HSBC INVESTOR FAMILY OF FUNDS

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                                          Commentary From the Investment Manager
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HSBC Investments (USA) Inc.

U.S. Economic Review

The U.S. economy expanded at a solid pace during the six-month period between November 1, 2005 and April 30, 2006. Gross domestic product grew at a relatively slow rate during the final two months of 2005, as the economy absorbed the effects of the summer's Gulf Coast hurricanes, but expanded quickly during the first four months of 2006. Strong business spending helped the economy shrug off the negative effects of rising interest rates and high prices on energy and commodities.

Powerful global economic growth contributed to high oil prices, as demand for fuel outstripped supply. A mild winter in the eastern U.S. allowed inventories of heating oil and natural gas to increase. But burgeoning demand from China and concerns that militant activity in Nigeria and nuclear tensions with Iran could disrupt global oil supplies more than offset the effect of higher inventories.

Strong global growth also pushed up prices of other commodities. Gold prices approached $600 an ounce, copper and aluminum traded near their all-time highs, and silver hit its highest level in many decades. Agricultural products also rose in price. In particular, a new push toward crops that could be used to make ethanol raised the prices of sugar and corn.

That environment caused concerns about the potential for higher inflation, despite the fact that strong productivity gains to that point had allowed the economy to absorb higher energy and commodity prices without a significant increase in inflation. The Federal Reserve Board attempted to forestall higher prices by raising interest rates continually during this period, bringing its target short-term rate to 4.75% as of April 30. The Federal Reserve Board (the "Fed") installed a new chairman during this period, as Ben Bernanke succeeded long-time chairman Alan Greenspan.

The Feds interest-rate increases caused yields on short-term bonds to rise. Meanwhile, yields on long-term bonds generally were stable. The bond market briefly experienced an inverted yield curve--an environment in which short-term bonds offer higher yields than long-term bonds--which historically has been a harbinger of recession. The yield curve quickly flattened, however, easing concerns about future economic weakness.

Some observers worried that higher interest rates would lead to a significant decline in the housing market, potentially imperiling consumer spending. Healthy employment reports and increased wage growth helped relieve those fears, however.

Market Review

Stocks generated strong returns for the six-month period. The S&P 500 gained 9.64%, while the Russell 2000 Index of small-cap stocks climbed 18.91%.

Strong corporate earnings and healthy corporate balance sheets helped fuel the stock-market rally. U.S. corporations used their large cash holdings to add value for shareholders in the form of stock buybacks and higher dividend payouts. Merger and acquisition activity also picked up considerably and contributed to stock gains.

Strong global economic growth boosted the returns of stocks in a number of sectors. Shares of industrial firms benefited as the powerful worldwide expansion increased demand for heavy equipment, airplanes and other items; meanwhile, a number of industrial stocks also got a boost from strong defense spending. Materials firms saw their profits increase dramatically as commodity prices climbed, and stocks in that sector posted strong gains. Likewise, shares of energy firms benefited from the high prices of oil and gas. Financial stocks posted good returns despite rising interest rates.

Consumer-oriented stocks generally lagged the broad market, as investors worried about the effects higher interest rates and energy prices would have on consumer spending. Health-care shares were held back by troubles at several large pharmaceuticals firms, while technology stocks produced mixed results.

Strong returns from value-oriented sectors such as energy and commodities, coupled with relatively weak returns from growth sectors such as health care and technology, helped value indices continue a long run of market leadership. Small- and mid-cap stocks significantly outperformed larger shares, also continuing a long-standing trend. Foreign stocks out-gained the U.S. market by a wide margin, with emerging-markets stocks leading the way on the strength of burgeoning emerging economies and surging demand for natural resources.

                                              HSBC INVESTOR FAMILY OF FUNDS    2

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Portfolio Reviews
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HSBC Investor Aggressive Growth Strategy Fund
HSBC Investor Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund
HSBC Investor Conservative Growth Strategy Fund
HSBC Investor Conservative Income Strategy Fund

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk, than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes.

Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and historically have experienced a greater degree of market volatility than average. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instabilities and fluctuations in currency exchanges.

An investment in money market funds is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00.

The HSBC Investor Funds feature a number of funds that are structured as "master/feeder" funds. Under this two-tier structure, one fund (the "feeder fund") invests all of its assets in a second fund (the "master fund"). The LifeLine Funds, through this master/feeder structure, provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option corresponding to different investment objectives and risk tolerances. Each LifeLine Fund is a feeder fund. However, unlike most feeder funds, a LifeLine Fund will not direct all of its assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in accordance with its asset allocation model. HSBC Investments (USA) Inc. (the "Adviser"), according to specific target allocations, invested each LifeLine Fund's assets in some or all of the following master funds ("underlying Portfolios"):

HSBC Investor Growth Portfolio ("Growth Portfolio"); HSBC Investor Value Portfolio ("Value Portfolio"); HSBC Investor Small Cap Equity Portfolio ("Small Cap Equity Portfolio"); HSBC Investor International Equity Portfolio ("International Equity Portfolio"); HSBC Investor Core Plus Fixed Income Portfolio ("Core Plus Fixed Income Portfolio"); HSBC Investor High Yield Fixed Income Portfolio (High Yield Fixed Income Fund) HSBC Investor Intermediate Duration Fixed Income Portfolio ("Intermediate Duration Fixed Income Portfolio"), and the HSBC Investor Money Market Fund ("Money Market Fund").

3    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
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Effective April 28, 2006 the Lifeline Funds began investing in the HSBC Investor High Yield Fixed Income Portfolio, however due to the short performance period, that investment did not significantly contribute to the LifeLine Funds overall total return for the period ended April 30, 2006. During the last fiscal year, each LifeLine Fund invested in a different combination of the underlying Portfolios according to the various target percentage weightings selected by the Adviser, approximately as set forth in the charts below.


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                                  HSBC Investor      HSBC Investor   HSBC Investor      HSBC Investor         HSBC Investor
April 28, 2006                  Aggressive Growth       Growth      Moderate Growth  Conservative Growth   Conservative Income
Reallocation                        Strategy           Strategy        Strategy          Strategy              Strategy
Underlying Portfolio                  Fund               Fund            Fund              Fund                  Fund
-------------------------------------------------------------------------------------------------------------------------------

Growth Portfolio                        21%              21%             19%               15%                     8%
Value Portfolio                         21%              21%             18%               15%                     8%
Small Cap Equity Portfolio              34%              20%             11%                5%                   None
International Equity Portfolio          23%              20%             15%               10%                     4%
Core Plus Fixed Income Portfolio       None              17%             31%               20%                    25%
High Yield Fixed Income Portfolio      None             None            None               15%                    25%
Intermediate Duration Fixed
Income Portfolio                         1%               1%              6%               20%                    30%
Money Market Fund                        1%               1%              6%               21%                    30%
Total:                                 100%             100%            100%              100%                   100%




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                                  HSBC Investor      HSBC Investor   HSBC Investor      HSBC Investor         HSBC Investor
Pre April 28, 2006              Aggressive Growth       Growth      Moderate Growth  Conservative Growth   Conservative Income
Reallocation                        Strategy           Strategy        Strategy          Strategy              Strategy
Underlying Portfolio                  Fund               Fund            Fund              Fund                  Fund
-------------------------------------------------------------------------------------------------------------------------------

Growth Portfolio                       21%              21%               19%               15%                 8%
Value Portfolio                        21%              21%               18%               15%                 8%
Small Cap Equity Portfolio             34%              20%               11%                5%               None
International Equity Portfolio         23%              20%               15%               10%                 4%
Core Plus Fixed Income Portfolio      None              17%               31%               20%                25%
Intermediate Duration Fixed
Income Portfolio                      None             None              None               15%                25%
Money Market Fund                       1%               1%                6%               20%                30%
Total:                                100%             100%              100%              100%               100%



                                             HSBC INVESTOR FAMILY OF FUNDS    4

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Portfolio Reviews
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HSBC Investor Aggressive Growth Strategy Fund


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Fund Performance                                 Average Annual Total Return (%)
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                                                             Inception     Six         1       Since
As of April 30, 2006                                            Date     Month'D'     Year    Inception
HSBC Investor Aggressive Growth Strategy Fund Class A(1)      2/14/05     11.55       23.62    14.90
HSBC Investor Aggressive Growth Strategy Fund Class B(2)       2/9/05     13.02       25.25    16.68
HSBC Investor Aggressive Growth Strategy Fund Class C(3)       6/9/05     15.96          --    22.39
Aggressive Growth Blended Portfolio Index(4)                              15.30       25.13       --


Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

'D'  Aggregate total return.

(1)  Reflects the maximum sales charge of 5.00%.

(2)  Reflects the applicable contingent deferred sales charge, maximum of 4.00%.

(3)  Reflects the applicable contingent deferred sales charge, maximum of 1.00%.

(4) The Aggressive Growth Blended Portfolio Index consists of a blend by percentage of the following indices. The 90-Day T-Bill (1%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (34%) and the MSCI EAFE Index (23%). The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer-term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government. The Russell 1000 Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higherforecasted growth values. The Russell 1000 Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. The Russell Mid Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The above indices are unmanaged and do not reflect the fees associated with a mutual fund, and investors cannot directly invest in an index.

5    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
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HSBC Investor Growth Strategy Fund


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Fund Performance                                 Average Annual Total Return (%)
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                                                  Inception         Six        1        Since
As of April 30, 2006                                 Date         Month'D'    Year    Inception
HSBC Investor Growth Strategy Fund Class A(1)        2/8/05        8.23       17.50     12.86
HSBC Investor Growth Strategy Fund Class B(2)        2/1/05        9.43       18.89     15.26
HSBC Investor Growth Strategy Fund Class C(3)       4/27/05       12.48       21.90     22.58
Growth Blended Portfolio Index(4)                                 12.20       19.70        --


Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

'D'  Aggregate total return.

(1)  Reflects the maximum sales charge of 5.00%.

(2)  Reflects the applicable contingent deferred sales charge, maximum of 4.00%.

(3)  Reflects the applicable contingent deferred sales charge, maximum of 1.00%.

(4) The Growth Blended Portfolio Index consists of a blend by percentage of the following indices. The 90-Day T-Bill (1%); Merrill Lynch High Yield Master II Index (2.0%); Lehman Brothers U.S. Aggregate Bond Fund Index (15%); Russell 1000'r' Growth Index (21%); Russell 1000'r' Value Index (21%); Russell 2500'r' Growth Index (20%), and the MSCI EAFE Index (20%). The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer-term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000 Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. The Russell Mid Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The above indices are unmanaged and do not reflect the fees associated with a mutual fund, and investors cannot directly invest in an index.

                                              HSBC INVESTOR FAMILY OF FUNDS    6

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Portfolio Reviews
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HSBC Investor Moderate Growth Strategy Fund

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Fund Performance                                 Average Annual Total Return (%)
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                                                       Inception       Six      1       Since
As of April 30, 2006                                      Date      Month'D'   Year    Inception
HSBC Investor Moderate Growth Strategy Fund Class A(1)    2/3/05      4.82    11.48      7.97
HSBC Investor Moderate Growth Strategy Fund Class B(2)    2/1/05      5.89    12.43      9.89
HSBC Investor Moderate Growth Strategy Fund Class C(3)   6/10/05      8.97       --     12.05
Moderate Growth Blended Portfolio Index(4)                            9.11    14.60        --


Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

'D'  Aggregate total return.

(1)  Reflects the maximum sales charge of 5.00%.

(2)  Reflects the applicable contingent deferred sales charge, maximum of 4.00%.

(3)  Reflects the applicable contingent deferred sales charge, maximum of 1.00%.

(4) The Moderate Growth Blended Portfolio Index consists of a blend by percentage of the following indices. The 90-Day T-Bill (6%); Lehman Brothers U.S. Aggregate Bond Fund Index (26%); Merrill Lynch High Yield Master II Index (5.0%); Russell 1000'r' Growth Index (19%); Russell 1000'r' Value Index (18%); Russell 2500'r' Growth Index (11%) and the MSCI EAFE Index (15%). The 90-Day T-Bill is government guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer-term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Brothers U.S. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Russell 1000 Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. The Russell Mid Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The above indices are unmanaged and do not reflect the fees associated with a mutual fund, and investors cannot directly invest in an index.

7    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
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HSBC Investor Conservative Growth Strategy Fund

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Fund Performance                                 Average Annual Total Return (%)
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                                                                  Inception      Six       1       Since
As of April 30, 2006                                                 Date      Month'D'   Year    Inception
HSBC Investor Conservative Growth Strategy Fund Class A(1)        2/23/05        2.10     6.65      4.28
HSBC Investor Conservative Growth Strategy Fund Class B(2)        2/17/05        3.13     7.51      5.15
HSBC Investor Conservative Growth Strategy Fund Class C(3)        4/19/05        6.06    11.01     11.10
Conservative Growth Blended Portfolio Index(4)                                   6.65    10.59        --



Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

'D'  Aggregate total return.

(1)  Reflects the maximum sales charge of 5.00%.

(2)  Reflects the applicable contingent deferred sales charge, maximum of 4.00%.

(3)  Reflects the applicable contingent deferred sales charge, maximum of 1.00%.

(4) The Conservative Growth Blended Portfolio Index consists of a blend by percentage of the following indices. The 90-Day T-Bill (21%); Merrill Lynch High Yield Master II Index (8.0%); Lehman Brothers U.S. Aggregate Bond Fund Index (25%); Lehman Brothers U.S. Interm. Aggregate Bond Index (3%); Russell 1000'r' Growth Index (15%); Russell 1000'r' Value Index (14%); Russell 2500'r' Growth Index (4%) and the MSCI EAFE Index (10%). The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer-term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Intermediate Aggregate Index is an unmanaged index generally representative of investment-grade debt issues with maturities between three and ten years. The Russell 1000 Growth Index measures the performance of those Russell companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. The Russell Mid Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The above indices are unmanaged and do not reflect the fees associated with a mutual fund, and investors cannot directly invest in an index.

                                              HSBC INVESTOR FAMILY OF FUNDS    8

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Portfolio Reviews
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HSBC Investor Conservative Income Strategy Fund

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Fund Performance                                 Average Annual Total Return (%)
--------------------------------------------------------------------------------



                                                                  Inception      Six      1       Since
As of April 30, 2006                                                 Date      Month'D'  Year    Inception
HSBC Investor Conservative Income Strategy Fund Class A(1)        2/8/05       -1.88      0.13    -0.60
HSBC Investor Conservative Income Strategy Fund Class B(2)       2/14/05       -1.07      0.63     0.52
HSBC Investor Conservative Income Strategy Fund Class C(3)        5/4/05        1.91        --     3.36
Conservative Income Blended Portfolio Index(4)                                  3.42      5.41       --


Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

'D'  Aggregate total return.

(1)  Reflects the maximum sales charge of 4.75%.

(2)  Reflects the applicable contingent deferred sales charge, maximum of 4.00%.

(3)  Reflects the applicable contingent deferred sales charge, maximum of 1.00%.

(4) The Conservative Income Blended Portfolio Index consists of a blend by percentage of the following indices. The 90-Day T-Bill (30%); Lehman Bros. U.S. Aggregate Bond Fund Index (15%); Merrill Lynch High Yield Master II Index (10%); Lehman Bros. U.S. Interm. Aggregate Bond Index (25%); Russell 1000'r' Growth Index (8%); Russell 1000'r' Value Index (8%) and the MSCI EAFE Index (4%). The 90-Day T-Bill is gov't. guaranteed and offers a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer-term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government. The Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. The Lehman Bros. Aggregate Bond Fund Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including gov't., corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Bros. Interm. Aggregate Index is an unmanaged index generally representative of investment-grade debt issues with maturities between three and ten years. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. The MSCI EAFE Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The above indices are unmanaged and do not reflect the fees associated with a mutual fund, and investors cannot directly invest in an index.

9    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
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The following graphs are illustrations of the HSBC Investor LifeLine Funds' Asset Allocations as represented by the underlying investments standardized indices:

Aggressive Growth Blended Portfolio Index

[Pie chart]

34.0%   Russell 2500'r' Growth Index
23.0%   MSCI EAFE Index
21.0%   Russell 1000'r' Growth Index
21.0%   Russell 1000'r' Value Index
 1.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

Growth Blended Portfolio Index

[Pie chart]

21.0%   Russell 1000'r' Growth Index
21.0%   Russell 1000'r' Value Index
20.0%   Russell 2500'r' Growth Index
20.0%   MSCI EAFE Index
15.0%   Lehman Brothers U.S.
        Aggregate Bond Index
 2.0%   Merrill Lynch High
        Yield Master II Index
 1.0%   Citigroup U.S. Domestic 3-Month
        U.S. Treasury Bill Index

Moderate Growth Blended Portfolio Index

[Pie chart]

26.0%   Lehman Brothers U.S.
        Aggregate Bond Index
19.0%   Russell 1000'r' Growth Index
18.0%   Russell 1000 'r'Value Index
15.0%   MSCI EAFE Index
11.0%   Russell 2500'r' Growth Index
 6.0%   Citigroup U.S. Domestic 3-Month
        U.S. Treasury Bill Index
 5.0%   Merrill Lynch High
        Yield Master II Index

Conservative Growth Blended Portfolio Index

[Pie chart]

25.0%   Lehman Brothers U.S.
        Aggregate Bond Index
21.0%   Citigroup U.S. Domestic 3-Month
        U.S. Treasury Bill Index
15.0%   Russell 1000'r' Growth Index
14.0%   Russell 1000'r' Value Index
10.0%   MSCI EAFE Index
 8.0%   Merrill Lynch High
        Yield Master II Index
 4.0%   Russell 2500'r' Growth Index
 3.0%   Lehman Brothers Intermediate
        Aggregate Bond Index

Conservative Income
Blended Portfolio Index

[Pie chart]

30.0%   Citigroup U.S. Domestic 3-Month
        U.S. Treasury Bill Index
25.0%   Lehman Brothers Intermediate
        Aggregate Bond Index
15.0%   Lehman Brothers U.S.
        Aggregate Bond Index
10.0%   Merrill Lynch High Yield
        Master II Index
 8.0%   Russell 1000'r' Growth Index
 8.0%   Russell 1000'r' Value Index
 4.0%   MSCI EAFE Index




--------------------------------------------------------------------------------
                                                 Avearge Annual Total Return (%)
--------------------------------------------------------------------------------


                                        1        3           5         10
                                      Year     Year        Year       Year
Citigroup U.S. Domestic
3 Month Treasury Bill Index           3.63       2.11       2.14       3.69
Lehman Brothers U.S.
   Aggregate Bond Index               0.71       2.58       5.16       6.33
Lehman Brothers Intermediate
   Aggregate Bond Index               1.20       2.46       4.84       6.06
MSCI EAFE Index                      34.00      29.60       9.59       7.03
Russell 1000'r' Growth Index         15.18      12.05      -0.76       6.21
Russell 1000'r' Value Index          18.31      19.39       7.30      11.21
Russell 2500'r' Growth Index         30.35      25.72      11.68      11.61


Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month Treasury Bill issues. The three-month Treasury Bills are the short-term debt obligations of the U.S. government.

Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lehman Brothers Intermediate Aggregate Bond Index is generally representative of investment-grade debt issues with maturities between three and ten years.

Merrill Lynch High Yield Master II Index consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

Russell 1000'r' Growth Index measures the performance of 1000 securities in the Russell Universe with higher price-to-book ratios and higher forecasted growth values.

Russell 1000'r' Value Index measures the performance of 1000 securities in the Russell Universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index.

Russell Midcap'r' Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000'r' Growth index.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

                                             HSBC INVESTOR FAMILY OF FUNDS    10

--------------------------------------------------------------------------------
Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Money Market Fund

by Thomas Riordan
Senior Fixed Income Portfolio Manager

Moody's has assigned an "Aaa" rating to the HSBC Investor Money Market Fund.(1)


Investment Concerns
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The first quarter of 2006 came to a close with another increase in the target federal funds rate to 4.75%. It was the fifteenth consecutive 25 basis point (0.25%) increase in the federal funds rate since the tightening cycle began in June 2004. Despite 375 basis points (3.75%) of tightening, the economy continues to expand at a healthy rate. Fourth quarter Gross Domestic Product(2) ("GDP") was initially estimated to have grown at a disappointing 1.1% annual rate.
This was later revised upwards to a 1.7% rate. First quarter GDP rebounded and was estimated to have grown at a 4.8% annual rate, offsetting the prior quarter's sluggish growth. This was the fastest growth rate in two years.

The Consumer Price Index(2) ("CPI") and the Producer Price Index(2) ("PPI") data released during the past 6 months suggested an emerging inflationary threat. Measured on a year over year basis, PPI was approximately 1.7% while CPI increased in excess of 2%. With the new Federal Reserve chairman, Ben Bernanke explicitly targeting an inflation comfort zone of between 1% and 2%, market participant's expectations have shifted to the likelihood of more rate increases. The rise in commodity prices has also added to the specter of an increase in the rate of inflation. Global growth creating increased demand for various metals and turmoil in several oil producing countries are two the reasons for the increase. Gold has traded above $700 an ounce and oil has traded over $70 per barrel. The question remains as to whether oil prices act as more of a tax on economic growth or whether it is a harbinger of future inflation. That will depend on producer's ability to pass along price increases of their goods.

The housing market, which had been a source of strength in the economy for the past few years, has become an area of concern. Significant evidence of a slowdown in both new and existing home sales has raised concerns about the carry over effect on the wider economy. Low interest rates, which helped drive the housing boom, have largely run its course. Consumers who were able to draw significant spending power from mortgage refinancing and equity extraction from their home's value may lose the ability to drive the economy through spending.

Trading activity the past 6 months continues to be centered primarily in the purchase of A1+/P1 or A1/P1 commercial paper in the 30 to 90 day range. Additionally, we bought Variable Rate Notes ("VRN") that are indexed to either Prime or Libor(3) and offer incremental yield pick-up over shorter dated paper. We believe it is likely that the Fed will continue to raise the target federal funds rate; we look to add to both our VRN and short dated securities position.

As we progress through 2006, the short-term market is awakening to the possibility that long dormant inflationary pressures are likely to increase. This increases the odds of future hikes in the target federal funds rate. While many market participants expect economic growth to slow in 2006, this may not be enough to prevent an increase in inflation, and may in turn force the Federal Open Market Committee to raise federal funds more than previously expected. We will therefore maintain a short weighted average maturity in anticipation of higher rates. Of course, this strategy is subject to the change should there be a change in economic conditions.*

*Portfolio composition is subject to change.


Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

(1) The "Aaa" money market fund rating is historical and reflects the superior quality of the Fund's investments, sound liquidity management, and strong operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody's rating represents an opinion only, not a recommendation to buy or sell.

(2) The Consumer Price Index ("CPI") is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles. Sometimes referred to as "headline inflation." Producer Price Index ("PPI") is a family of indexes that measures the average change over time in selling prices received by domestic producers of goods and services. PPIs measure price change from the perspective of the seller. The Gross Domestic Product ("GDP") is the measure of the market value of the goods and services produced by labor and property in the United States.

(3) The London Inter-Bank Offer Rate ("LIBOR") is the interest rate that the largest international banks charge each other for loans.

11    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
--------------------------------------------------------------------------------


HSBC Investor Intermediate Duration Fixed Income Portfolio
(formerly HSBC Investor Limited Maturity Portfolio) by HSBC Investments (USA) Inc. U.S. Core Fixed Income Team

The HSBC Investor Intermediate Duration Fixed Income Portfolio (the "Portfolio") seeks to realize above-average total return, consistent with reasonable risk, by investing in a diversified investment grade portfolio of U.S. government obligations, corporate bonds and mortgage-backed securities.

Investment Concerns

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Market Commentary

GDP(1) growth in the U.S. fell off significantly in the fourth quarter of 2005, slowing to a relative crawl of 1.7% in the wake of late summer gulf storms, but recovered dramatically in the first quarter of 2006, when GDP growth rebounded to 4.8%. Energy prices rose steadily over the course of the semi-annual period, reaching a high of almost $74 a barrel in late April. This, along with the rise in a host of other commodity prices, gold and copper in particular, generated concerns about inflation among central bankers and consumers alike. Robust growth in non-farm payrolls helped buoy consumer confidence even as the realization dawned that the housing market had begun to cool off. In the face of continued strong output growth and incipient pricing pressures, the Fed maintained its measured pace of policy tightening, raising the target federal funds rate by 25 basis points (0.25%) at each of the four Federal Open Market Committee meetings during the period under review, to end at 4.75%.

During the period ended April 30, 2006, the yield on the three-month U.S. Treasury Bill rose 88 basis points (0.88%), climbing more or less in sync with the step-wise increase in the fed funds rate. Meanwhile, the yield on the two-year Treasury note rose 48 basis points (0.48%) to end at 4.86% and the ten-year rose 50 basis points (0.50%), ending the quarter at 5.05%. The rise in rates caused a bearish flattening in the yield curve during the period, and created a somewhat difficult environment for performance. Spreads continued to tighten and spread sectors generally had significant excess returns versus Treasury securities of similar duration with securitized debt (Asset Backed Securities in particular) and corporates leading the way and lower quality paper showing the strongest performance.

The Fund underperformed its benchmark index for the period under review. The key component of that was select, off-benchmark holdings in high yield and emerging market debt. An overweight in spread sectors generally relative to the benchmark, particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a negative impact on performance. Our short, defensive duration positioning relative to the benchmark helped performance, as did our yield curve positioning over the course of the six month period.*

Going forward, we will opportunistically add duration as higher yields reflect fair value. We continue to analyze the yield curve for pricing anomalies and, subject to portfolio restrictions, we will attempt to add high quality securitized debt issues that offer attractive yields without the issuer specific risk of corporate bonds. Within corporates we will continue our focus on security selection, including select off-benchmark names that we think, in a relatively homogenized credit environment, may offer greater opportunities for value.*

* Portfolio composition is subject to change.

(1) The Gross Domestic Product ("GDP") is the measure of the market value of the goods and services produced by labor and property in the United States.

                                             HSBC INVESTOR FAMILY OF FUNDS    12

--------------------------------------------------------------------------------
Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Core Plus Fixed Income Portfolio
(formerly HSBC Investor Fixed Income Portfolio) by HSBC Investments (USA) Inc. U.S. Core Fixed Income Team

The HSBC Investor Core Plus Fixed Income Portfolio (the "Portfolio") seeks to provide investors with above-average total return, consistent with reasonable risk, through investments in a diversified portfolio of fixed-income securities.

Investment Concerns

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Market Commentary

GDP(1) growth in the U.S. fell off significantly in the fourth quarter of 2005, slowing to a relative crawl of 1.7% in the wake of late summer gulf storms, but recovered dramatically in the first quarter of 2006, when GDP growth rebounded to 4.8%. Energy prices rose steadily over the course of the semi-annual period, reaching a high of almost $74 a barrel in late April. This, along with the rise in a host of other commodity prices, gold and copper in particular, generated concerns about inflation among central bankers and consumers alike. Robust growth in non-farm payrolls helped buoy consumer confidence even as the realization dawned that the housing market had begun to cool off. In the face of continued strong output growth and incipient pricing pressures, the Federal Reserve maintained its measured pace of policy tightening, raising the target federal funds rate by 25 basis points (0.25%) at each of the four Federal Open Market Committee meetings during the period under review, to end at 4.75%.

During this period, the yield on the three-month U.S. Treasury Bill rose 88 basis points (0.88%), climbing more or less in sync with the step-wise increase in the fed funds rate. Meanwhile, the yield on the two-year Treasury note rose 48 basis points (0.48%) to end at 4.86% and the ten-year rose 50 basis points (0.50%), ending the quarter at 5.05%. The rise in rates caused a bearish flattening in the yield curve during the period under review, and created a somewhat difficult environment for performance. Spreads continued to tighten and spread sectors generally had significant excess returns versus Treasury securities of similar duration with securitized debt (Asset Backed Securities in particular) and corporates leading the way and lower quality paper showing the strongest performance.*

The Fund outperformed its benchmark index for the period under review. The key component of that outperformance was select, off-benchmark holdings in high yield and emerging market debt. An overweight in spread sectors generally relative to the benchmark, particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a positive impact on performance. Our short, defensive duration positioning relative to the benchmark helped performance, as did our yield curve positioning over the course of the semiannual period.*

Going forward, we will opportunistically add duration as higher yields reflect fair value. We continue to analyze the yield curve for pricing anomalies and, subject to portfolio restrictions, we will attempt to add high quality securitized debt issues that offer attractive yields without the issuer specific risk of corporate bonds. Within corporates we will continue our focus on security selection, including select off-benchmark names that we think, in a relatively homogenized credit environment, may offer greater opportunities for value.*

* Portfolio composition is subject to change.

(1) The Gross Domestic Product ("GDP") is the measure of the market value of the goods and services produced by labor and property in the United States.


13    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Growth Portfolio
by Philip J. Sanders, Senior Vice President/Portfolio Manager, CFA and Daniel P. Becker, Senior Vice President/Portfolio Manager, CFA
Waddell & Reed Investment Management Company

The HSBC Investor Growth Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which the sub-adviser believes have the potential to generate superior levels of long-term profitability and growth. The Portfolio employs Waddell & Reed Investment Management Company (Waddell & Reed) as the sub-adviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Market Commentary

Large-capitalization growth stocks generated solid returns during the period, although they trailed smaller shares and value-oriented large caps. That environment helped the Fund post good absolute performance.

The Fund outperformed its large-cap growth benchmark for the six-month period. That superior relative performance came primarily on the strength of stock selection within the energy sector. An overweight stake in energy stocks also contributed positively to the Fund's relative returns. The portfolio managers' stock selection within the information technology sector boosted the Fund's relative gains as well, as did selection among consumer discretionary stocks.*

The Fund's investments in health-care stocks were the largest detractor from performance relative to the Russell 1000'r' Growth benchmark index. Selection among health-care stocks weighed on relative performance, as did a slightly overweight position in shares of health-care firms that was slightly larger than that of the benchmark. Several of the individual stocks that weighed the most on relative returns were in the health-care sector.

* Portfolio composition is subject to change.

                                             HSBC INVESTOR FAMILY OF FUNDS    14

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Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Value Portfolio
by Jon D. Bosse, CFA
Chief Investment Officer
NWQ Investment Management Co., LLC

The HSBC Investor Value Portfolio (the "Portfolio") seeks long-term growth of capital and income by investing primarily in U.S. and foreign companies with large and medium capitalizations that possess hidden opportunities underpriced by the market. The Portfolio employs NWQ Investment Management Company, LLC ("NWQ") as the sub-adviser.

Investment Concerns

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Market Commentary

The Fund's absolute return benefited from strong stock-market performance. Investor sentiment improved late in the period, as investors showed confidence in market fundamentals and the Fed's ability to restrain inflation without endangering economic growth. Corporate consolidation, supported by strong corporate balance sheets, inexpensive financing, good organic growth and shareholder activism, also helped push the market higher. Financial stocks provided the largest contribution to the Fund's absolute gains, followed by shares of miners, producer durables firms and industrial companies. Technology stocks reduced the Fund's absolute return.*

Stock selection in the financials sector provided the largest boost to the Fund's relative returns. Mortgage stocks in particular lifted relative performance, as those stocks posted gains after lagging for much of 2005. An overweight stake in the materials and processing sector also helped performance against the benchmark, as did stock selection within that sector. Mining stocks were especially strong, as the prices of gold and other metals climbed due to bullish market fundamentals, as well as concerns about inflation and potential stockpiling by certain governments. Overweight stakes in producer durables and industrial stocks also boosted relative gains.*

The Fund held an overweight position in technology stocks, due to the portfolio manager's belief that higher corporate spending would benefit such shares. That allocation weighed on relative performance, as certain of the Fund's technology holdings issued disappointing earnings results. Selection among consumer discretionary stocks also hindered returns against the benchmark, as a relatively large stake in attractively valued media shares underperformed the market for this period. Selection in the consumer staples sector likewise dragged on relative returns, due largely to weakness among food producers.*

* Portfolio composition is subject to change.

15    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor International Equity Portfolio by Kevin F. Simms
Co-CIO International Value Equities and Director of Research - Global and International Value Equities
AllianceBernstein Investment Research and Management

The HSBC Investor International Equity Portfolio (the "Portfolio") seeks to provide their shareholders with long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers and securities of issuers whose principal markets are outside of the United States. The Portfolio employs Bernstein Investment Research and Management ("AllianceBernstein"), a unit of AllianceBernstein Investment Research and Management as sub-investment adviser.

The Portfolio invests primarily in equity securities of companies organized and domiciled in developed nations outside the U.S., or for which the principal trading market is outside the U.S., including Europe, Canada, Australia and the Far East.

Investment Concerns

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Market Commentary

Global economic growth and corporate profits consistently exceeded expectations during this six-month period. Those developments generated optimism among global investors, supporting strong gains in international stock markets and boosting this Fund's returns.*

The Fund generated benchmark-beating returns largely on the strength of good stock picking. The Fund's holdings in every economic sector except transportation outperformed the corresponding sectors in the EAFE index, while the Fund's transportation holdings lagged only slightly. Selection among financials and industrial commodities stocks was especially strong.*

The Fund's sector weightings also contributed modestly to relative gains. An underweight position in the underperforming telecommunications sector boosted returns against the benchmark, as did overweight stakes in surging capital equipment and industrial commodities shares. Investments in emerging markets also helped the Fund outperform its index--which does not include emerging-markets stocks--as emerging markets led the global equity markets during the six-month period.*

An overweight position in global energy stocks weighed on relative returns. The energy sector led the international markets during recent years, but trailed the markets during the recent six-month period.*

* Portfolio composition is subject to change.



                                             HSBC INVESTOR FAMILY OF FUNDS    16

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Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Small Cap Equity Portfolio by William A. Muggia
President-Chief Investment Officer
Westfield Capital Management

The HSBC Investor Small Cap Equity Portfolio (the "Portfolio") invests primarily in common stocks of small and medium-sized companies that may have the potential to become major enterprises.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Market Commentary

Stronger-than-expected profit growth propelled small- and mid-cap growth stocks to sizable gains during this six-month period, helping this Fund generate strong returns. Health care stocks provided the largest contribution to the Fund's absolute return, followed by technology, industrials, energy and consumer stocks. Financials and materials stocks contributed the least to the Fund's gains, although every sector posted positive returns during this period.

Selection among health care stocks was a principal reason the Fund outperformed its benchmark. The Fund's investments in the biotechnology and health care industries performed especially well. The Fund's manager attempt to maximize the risk-to-return profile of their investments in those volatile industries by focusing on shares of firms that have high-quality management teams, proven drugs in late-stage clinical trials and a focus on developing therapies for which there are immediate, unmet medical needs.*

The Fund's stake in energy stocks also boosted relative returns, largely on the strength of investments in coal companies. Selection in the technology sector lifted relative performance as well, as healthy gains among data processing, communications equipment and application software firms more than offset weakness in shares of IT consulting, semiconductors and semiconductor capital equipment companies. An underweight position in the lagging consumer discretionary sector also helped performance against the benchmark.*

An underweight position in surging materials stocks detracted from relative gains. Stock selection among financials also reduced the Fund's advantage over the benchmark, as the growth-oriented regional bank stocks held by the Fund slid due to investor concerns about competition and a flat yield curve. Finally, the Fund's small cash stake, which averaged 2.2% of assets, reduced relative performance due to the strong market environment.*

* Portfolio composition is subject to change.

17    HSBC INVESTOR FAMILY OF FUNDS

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                                                               Portfolio Reviews
--------------------------------------------------------------------------------

Portfolio Composition of Underlying Portfolios*
April 30, 2006
(Unaudited)


--------------------------------------------------------------------------------
HSBC Investor Intermediate Duration
   Fixed Income Portfolio
--------------------------------------------------------------------------------


Investment Allocation                                           Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Corporate Bonds                                                              29.5%
---------------------------------------------------------------------------------------------------
Mortgage Backed Securities                                                   29.1%
---------------------------------------------------------------------------------------------------
Asset Backed Securities                                                      12.9%
---------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                          12.4%
---------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                      8.0%
---------------------------------------------------------------------------------------------------
Commercial Mortgage Backed
   Securities                                                                 7.0%
---------------------------------------------------------------------------------------------------
Foreign Sovereign Bonds                                                       0.5%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                          0.3%
---------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                                                       0.3%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HSBC Investor Core Plus Fixed Income Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                           Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Corporate Bonds                                                              28.7%
---------------------------------------------------------------------------------------------------
Mortgage Backed Securities                                                   25.2%
---------------------------------------------------------------------------------------------------
Asset Backed Securities                                                      11.6%
---------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                          11.2%
---------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                     10.4%
---------------------------------------------------------------------------------------------------
Commercial Mortgage Backed Securities                                         7.1%
---------------------------------------------------------------------------------------------------
U.S. Government Agencies                                                      3.8%
---------------------------------------------------------------------------------------------------
Municipal Bonds                                                               0.8%
---------------------------------------------------------------------------------------------------
Foreign Sovereign Bonds                                                       0.5%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                          0.4%
---------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                                                       0.3%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HSBC Investor Growth Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                           Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Information Technology                                                       24.3%
---------------------------------------------------------------------------------------------------
Industrials                                                                  18.9%
---------------------------------------------------------------------------------------------------
Financials                                                                   13.7%
---------------------------------------------------------------------------------------------------
Consumer Discretionary                                                       12.1%
---------------------------------------------------------------------------------------------------
Health Care                                                                  11.0%
---------------------------------------------------------------------------------------------------
Consumer Staples                                                              8.1%
---------------------------------------------------------------------------------------------------
Energy                                                                        7.3%
---------------------------------------------------------------------------------------------------
Repurchase Agreements                                                         4.6%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

* Portfolio composition is subject to change.



--------------------------------------------------------------------------------
HSBC Investor High Yield Fixed Income Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                          Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Corporate Bonds                                                              84.0%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                         16.0%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC International Equity Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                          Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Europe                                                                       58.8%
---------------------------------------------------------------------------------------------------
Japan                                                                        27.6%
---------------------------------------------------------------------------------------------------
Australia & Far East                                                          5.9%
---------------------------------------------------------------------------------------------------
Canada                                                                        3.4%
---------------------------------------------------------------------------------------------------
Other                                                                         2.8%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                          1.5%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor Small Cap Equity Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                          Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
HealthCare                                                                   26.5%
---------------------------------------------------------------------------------------------------
Information Technology                                                       22.0%
---------------------------------------------------------------------------------------------------
Industrials                                                                  17.5%
---------------------------------------------------------------------------------------------------
Energy                                                                       12.2%
---------------------------------------------------------------------------------------------------
Consumer Discretionary                                                       11.0%
---------------------------------------------------------------------------------------------------
Financial                                                                     6.5%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                          3.4%
---------------------------------------------------------------------------------------------------
Materials                                                                     0.9%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HSBC Investor Value Portfolio
--------------------------------------------------------------------------------

Investment Allocation                                          Percentage of Investments at Value
---------------------------------------------------------------------------------------------------
Financials                                                                   28.8%
---------------------------------------------------------------------------------------------------
Industrials                                                                  11.8%
---------------------------------------------------------------------------------------------------
Energy                                                                       11.0%
---------------------------------------------------------------------------------------------------
Consumer Discretionary                                                        9.0%
---------------------------------------------------------------------------------------------------
Information Technology                                                        8.9%
---------------------------------------------------------------------------------------------------
Materials                                                                     7.9%
---------------------------------------------------------------------------------------------------
Consumer Staples                                                              6.6%
---------------------------------------------------------------------------------------------------
Cash and Equivalents                                                          4.7%
---------------------------------------------------------------------------------------------------
Telecommunication Services                                                    4.3%
---------------------------------------------------------------------------------------------------
Utilities                                                                     2.1%
---------------------------------------------------------------------------------------------------
Transportation                                                                2.0%
---------------------------------------------------------------------------------------------------
Miscellaneous                                                                 1.9%
---------------------------------------------------------------------------------------------------
Health Care                                                                   1.0%
---------------------------------------------------------------------------------------------------
Total                                                                       100.0%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

* Portfolio composition is subject to change.


                                            HSBC INVESTOR FAMILY OF FUNDS    18

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                                                    HSBC INVESTOR LIFELINE FUNDS

              STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                        AGGRESSIVE           GROWTH            MODERATE         CONSERVATIVE       CONSERVATIVE
                                          GROWTH            STRATEGY            GROWTH             GROWTH             INCOME
                                      STRATEGY FUND           FUND          STRATEGY FUND      STRATEGY FUND      STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Portfolios            $3,921,612        $13,486,892        $15,450,050         $3,603,816         $1,412,810
   Investment in affiliates, at
    value (a)                               39,596            136,196            985,739            958,419            604,794
   Receivable for capital shares
    issued                                  49,888            321,208             53,660                475             21,136
   Prepaid expenses and other
    assets                                   8,817             13,440             17,648              6,260              4,454
                                        ----------        -----------        -----------         ----------         ----------
   TOTAL ASSETS                          4,019,913         13,957,736         16,507,097          4,568,970          2,043,194
                                        ----------        -----------        -----------         ----------         ----------
LIABILITIES:
   Dividends payable                            --                 --                 --                 --              4,589
   Payable for capital shares
    redeemed                                    --              7,548              2,843                 --                 --
   Accrued related party expenses
    and other liabilities:
   Investment Management                       841              1,851                632                181                287
   Administration                              112                385                487                139                 69
   Transfer Agent                               --                 --                 --                 --                265
   Distribution                              1,227              3,860              5,059              1,472                520
   Shareholder Servicing                       754              2,559              3,215                920                417
   Chief Compliance Officer                     --                 --                 --                 --                  3
   Other                                     1,825              6,773              8,044              2,991              1,552
                                        ----------        -----------        -----------         ----------         ----------
   TOTAL LIABILITIES                         4,759             22,976             20,280              5,703              7,702
                                        ----------        -----------        -----------         ----------         ----------
NET ASSETS                              $4,015,154        $13,934,760        $16,486,817         $4,563,267         $2,035,492
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------
...............................................................................................................................
COMPOSITION OF NET ASSETS:
   Capital                              $3,598,876        $12,733,336        $15,387,932         $4,320,882         $2,011,689
   Accumulated net investment
    income (loss)                           (8,380)             5,685             12,594              6,222                311
   Accumulated net realized gains
    (losses) from investment
    transactions                            56,588            147,122            113,850             23,149             (5,669)
   Unrealized
    appreciation/depreciation from
    investments                            368,070          1,048,617            972,441            213,014             29,161
                                        ----------        -----------        -----------         ----------         ----------
NET ASSETS                              $4,015,154        $13,934,760        $16,486,817         $4,563,267         $2,035,492
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------
...............................................................................................................................
NET ASSETS
   Class A Shares:                      $1,888,954        $ 7,095,007        $ 7,949,262         $2,159,134         $1,230,198
   Class B Shares:                      $1,997,173        $ 6,250,579        $ 7,757,526         $2,058,815         $  553,225
   Class C Shares:                      $  129,027        $   589,174        $   780,029         $  345,318         $  252,069
                                        ----------        -----------        -----------         ----------         ----------
                                        $4,015,154        $13,934,760        $16,486,817         $4,563,267         $2,035,492
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------
...............................................................................................................................
SHARES OUTSTANDING
   Class A Shares:                         152,471            582,692            691,839            197,335            120,869
   Class B Shares:                         162,280            512,412            674,237            189,802             54,239
   Class C Shares:                          10,507             48,081             69,305             31,210             24,595
...............................................................................................................................
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
   Class A Shares:                      $    12.39        $     12.18        $     11.49         $    10.94         $    10.18
   Class B Shares:*                     $    12.31        $     12.20        $     11.51         $    10.85         $    10.20
   Class C Shares:*                     $    12.28        $     12.25        $     11.26         $    11.06         $    10.25
   Maximum Sales Charge -- Class A
    Shares                                   5.00%              5.00%              5.00%              5.00%              4.75%
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------
   Maximum Offering Price per share
    (Net Asset Value/100%-maximum
    sales charge))                      $    13.04        $     12.82        $     12.09         $    11.52         $    10.69
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------
   Investments in affiliates, at
    cost (a)                            $   39,596        $   136,196        $   985,739         $  958,419         $  604,794
                                        ----------        -----------        -----------         ----------         ----------
                                        ----------        -----------        -----------         ----------         ----------

--------------

 * Redemption Price per share varies by length of time shares are held.

(a) The investment in affiliates are holdings of the HSBC Investor Money Market Fund Class Y Shares (see Note 1). The shares held in the Fund are identical to value since it is at $1.00 net asset value per share. In addition, value and cost for financial reporting and federal income tax purpose are the same.

See notes to financial statements.            HSBC INVESTOR LIFELINE FUNDS    20

HSBC INVESTOR LIFELINE FUNDS

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                        AGGRESSIVE           GROWTH            MODERATE         CONSERVATIVE       CONSERVATIVE
                                          GROWTH            STRATEGY            GROWTH             GROWTH             INCOME
                                           FUND               FUND               FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Investment income from
    Portfolios                           $ 15,586          $   87,260          $142,857           $ 44,301           $ 23,723
   Investment income from
    affiliates                                471               1,694            13,472             14,319              9,933
   Foreign tax withholding from
    Portfolios                               (544)             (1,656)           (1,604)              (323)               (59)
   Expenses from Portfolios                (9,293)            (31,462)          (37,573)           (10,262)            (4,002)
                                         --------          ----------          --------           --------           --------
   TOTAL INVESTMENT INCOME                  6,220              55,836           117,152             48,035             29,595
                                         --------          ----------          --------           --------           --------
...............................................................................................................................
EXPENSES:
   Investment Management                      586               2,094             2,748                873                397
   Administration                             439               1,570             2,061                654                298
   Distribution:
      Class B Shares                        4,448              15,092            18,854              6,239              1,893
      Class C Shares                          258               1,147             2,322                858                931
   Shareholder Servicing:
      Class A Shares                        1,359               5,055             6,682              1,997              1,046
      Class B Shares                        1,483               5,031             6,285              2,080                631
      Class C Shares                           86                 382               774                286                310
   Fund Accounting                         15,620              15,620            15,620             15,620             15,620
   Chief Compliance Officer                    10                  41                53                 17                  7
   Printing                                 3,210              12,435            15,680              5,343              2,510
   Transfer Agent                          21,350              21,391            21,403             21,346             21,333
   Trustee                                     17                  64                79                 27                 13
   Other                                      911               1,777             2,427                677                604
                                         --------          ----------          --------           --------           --------
      Total expenses before fee
        reductions                         49,777              81,699            94,988             56,017             45,593
      Fees reduced by Fund
        Accounting and Transfer
        Agent                             (36,566)            (36,566)          (36,566)           (36,566)           (36,566)
      Fees reduced and expenses
        reimbursed by Investment
        Adviser                               (97)                 --                --                 --                 --
                                         --------          ----------          --------           --------           --------
      NET EXPENSES                         13,114              45,133            58,422             19,451              9,027
                                         --------          ----------          --------           --------           --------
...............................................................................................................................
NET INVESTMENT INCOME (LOSS)               (6,894)             10,703            58,730             28,584             20,568
                                         --------          ----------          --------           --------           --------
...............................................................................................................................
NET REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS: (A)
Net realized gains (losses) from
 investments                               57,359             149,829           116,823             24,825             (2,228)
Change in unrealized
 appreciation/depreciation from
 investments                              303,281             853,521           795,015            175,129             24,415
                                         --------          ----------          --------           --------           --------
...............................................................................................................................
Net realized/unrealized gains from
 investment transactions                  360,640           1,003,350           911,838            199,954             22,187
                                         --------          ----------          --------           --------           --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                              $353,746          $1,014,053          $970,568           $228,538           $ 42,755
                                         --------          ----------          --------           --------           --------
                                         --------          ----------          --------           --------           --------

--------------

(a) Represents amounts allocated from the Respective Portfolios.

21    HSBC INVESTOR LIFELINE FUNDS            See notes to financial statements.

                                                    HSBC INVESTOR LIFELINE FUNDS
                                             STATEMENTS OF CHANGES IN NET ASSETS


                                           AGGRESSIVE GROWTH STRATEGY FUND                      GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                        FOR THE                                         FOR THE
                                    SIX MONTHS ENDED           FOR THE              SIX MONTHS ENDED           FOR THE
                                     APRIL 30, 2006          PERIOD ENDED            APRIL 30, 2006          PERIOD ENDED
                                      (UNAUDITED)          OCTOBER 31, 2005 (a)       (UNAUDITED)          OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)           $   (6,894)            $   (3,032)             $    10,703             $      886
   Net realized gains (losses)
    from investment transactions              57,359                  4,441                  149,829                 (1,238)
   Change in unrealized
    appreciation/depreciation from
    investments                              303,281                 64,789                  853,521                195,096
                                          ----------             ----------              -----------             ----------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                             353,746                 66,198                1,014,053                194,744
                                          ----------             ----------              -----------             ----------
...............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                 --                     --                      (22)                    --
   Class B Shares                                 --                     --                       --                     --
   Class C Shares                                 --                     --                       --                     --
NET REALIZED GAINS:
   Class A Shares                             (4,248)                    --                   (7,479)                    --
   Class B Shares                             (4,512)                    --                   (8,003)                    --
   Class C Shares                               (298)                    --                     (626)                    --
                                          ----------             ----------              -----------             ----------
CHANGE IN NET ASSETS FROM
 SHAREHOLDER DIVIDENDS                        (9,058)                    --                  (16,130)                    --
                                          ----------             ----------              -----------             ----------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                              2,223,270              1,380,998                7,346,115              5,395,978
                                          ----------             ----------              -----------             ----------
CHANGE IN NET ASSETS                       2,567,958              1,447,196                8,344,038              5,590,722
...............................................................................................................................
NET ASSETS:
   Beginning of period                     1,447,196                     --                5,590,722                     --
                                          ----------             ----------              -----------             ----------
   End of period                          $4,015,154             $1,447,196              $13,934,760             $5,590,722
                                          ----------             ----------              -----------             ----------
                                          ----------             ----------              -----------             ----------
   Accumulated net investment
    income (loss)                         $   (8,380)            $   (1,486)             $     5,685             $   (4,996)
                                          ----------             ----------              -----------             ----------
                                          ----------             ----------              -----------             ----------

See notes to financial statements.            HSBC INVESTOR LIFELINE FUNDS    22

HSBC INVESTOR LIFELINE FUNDS

                                           AGGRESSIVE GROWTH STRATEGY FUND                      GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                        FOR THE                                         FOR THE
                                    SIX MONTHS ENDED           FOR THE              SIX MONTHS ENDED           FOR THE
                                     APRIL 30, 2006          PERIOD ENDED            APRIL 30, 2006          PERIOD ENDED
                                      (UNAUDITED)          OCTOBER 31, 2005 (a)       (UNAUDITED)          OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued            $1,004,490             $  693,884               $4,006,211             $2,731,568
   Dividends reinvested                        4,248                     --                    7,500                     --
   Cost of shares redeemed                    (9,331)                (9,512)                (228,172)               (26,214)
                                          ----------             ----------               ----------             ----------
Class A Shares capital
 transactions                                999,407                684,372                3,785,539              2,705,354
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS B SHARES:
   Proceeds from shares issued             1,144,612                690,126                3,144,997              2,623,574
   Dividends reinvested                        4,512                     --                    8,003                     --
   Cost of shares redeemed                   (23,827)               (13,505)                 (42,770)               (35,907)
                                          ----------             ----------               ----------             ----------
Class B Shares capital
 transactions                              1,125,297                676,621                3,110,230              2,587,667
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS C SHARES:
   Proceeds from shares issued                98,268                 20,005                  449,735                102,957
   Dividends reinvested                          298                     --                      626                     --
   Cost of shares redeemed                        --                     --                      (15)                    --
                                          ----------             ----------               ----------             ----------
Class C Shares capital
 transactions                                 98,566                 20,005                  450,346                102,957
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                             $2,223,270             $1,380,998               $7,346,115             $5,395,978
                                          ----------             ----------               ----------             ----------
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                     84,441                 69,359                  339,369                265,018
   Reinvested                                    378                     --                      664                     --
   Redeemed                                     (800)                  (907)                 (19,884)                (2,475)
                                          ----------             ----------               ----------             ----------
Change in Class A Shares                      84,019                 68,452                  320,149                262,543
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS B SHARES:
   Issued                                     97,561                 67,597                  267,493                251,135
   Reinvested                                    402                     --                      705                     --
   Redeemed                                   (1,947)                (1,333)                  (3,575)                (3,346)
                                          ----------             ----------               ----------             ----------
Change in Class B Shares                      96,016                 66,264                  264,623                247,789
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS C SHARES:
   Issued                                      8,480                  2,000                   38,217                  9,809
   Reinvested                                     27                     --                       55                     --
                                          ----------             ----------               ----------             ----------
Change in Class C Shares                       8,507                  2,000                   38,272                  9,809
                                          ----------             ----------               ----------             ----------

--------------

(a) Aggressive Growth Strategy Fund Class A Shares commenced operations on February 14, 2005, Class B Shares commenced operations on February 9, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Growth Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on April 27, 2005.

23    HSBC INVESTOR LIFELINE FUNDS            See notes to financial statements.

                                                    HSBC INVESTOR LIFELINE FUNDS
                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            MODERATE GROWTH STRATEGY FUND                 CONSERVATIVE GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                        FOR THE                                         FOR THE
                                    SIX MONTHS ENDED           FOR THE              SIX MONTHS ENDED           FOR THE
                                     APRIL 30, 2006          PERIOD ENDED            APRIL 30, 2006          PERIOD ENDED
                                      (UNAUDITED)          OCTOBER 31, 2005 (a)       (UNAUDITED)          OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)          $    58,730             $   14,049               $   28,584             $    7,510
   Net realized gains (losses)
    from investment transactions             116,823                (11,530)                  24,825                 (4,777)
   Change in unrealized
    appreciation/
    depreciation from investments            795,015                177,426                  175,129                 37,885
                                         -----------             ----------               ----------             ----------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                             970,568                179,945                  228,538                 40,618
                                         -----------             ----------               ----------             ----------
...............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                            (35,853)                  (116)                 (17,299)                  (203)
   Class B Shares                             (9,816)                   (73)                 (10,529)                    (5)
   Class C Shares                             (2,095)                    --                   (1,849)                    --
...............................................................................................................................
NET REALIZED GAINS:
   Class A Shares                             (3,616)                    --                       --                     --
   Class B Shares                             (3,427)                    --                       --                     --
   Class C Shares                               (500)                    --                       --                     --
                                         -----------             ----------               ----------             ----------
CHANGE IN NET ASSETS FROM
 SHAREHOLDER DIVIDENDS                       (55,307)                  (189)                 (29,677)                  (208)
                                         -----------             ----------               ----------             ----------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                              8,448,638              6,943,162                1,921,894              2,402,102
                                         -----------             ----------               ----------             ----------
CHANGE IN NET ASSETS                       9,363,899              7,122,918                2,120,755              2,442,512
                                         -----------             ----------               ----------             ----------
...............................................................................................................................
NET ASSETS:
   Beginning of period                     7,122,918                     --                2,442,512                     --
                                         -----------             ----------               ----------             ----------
   End of period                         $16,486,817             $7,122,918               $4,563,267             $2,442,512
                                         -----------             ----------               ----------             ----------
                                         -----------             ----------               ----------             ----------
   Accumulated net investment
    income (loss)                        $    12,594             $    3,256               $    6,222             $   14,630
                                         -----------             ----------               ----------             ----------
                                         -----------             ----------               ----------             ----------

See notes to financial statements.            HSBC INVESTOR LIFELINE FUNDS    24

HSBC INVESTOR LIFELINE FUNDS


                                            MODERATE GROWTH STRATEGY FUND                 CONSERVATIVE GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                        FOR THE                                         FOR THE
                                    SIX MONTHS ENDED           FOR THE              SIX MONTHS ENDED           FOR THE
                                     APRIL 30, 2006          PERIOD ENDED            APRIL 30, 2006          PERIOD ENDED
                                      (UNAUDITED)          OCTOBER 31, 2005 (a)       (UNAUDITED)          OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued            $4,461,131             $3,264,968               $1,140,810             $1,046,895
   Dividends reinvested                       38,859                    117                   17,299                    203
   Cost of shares redeemed                  (229,214)              (110,833)                (141,993)               (11,388)
                                          ----------             ----------               ----------             ----------
Class A Shares capital
 transactions                              4,270,776              3,154,252                1,016,116              1,035,710
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS B SHARES:
   Proceeds from shares issued             3,963,846              3,640,156                  727,474              1,298,439
   Dividends reinvested                       13,186                     63                   10,396                      4
   Cost of shares redeemed                  (252,633)              (125,948)                 (83,974)               (13,275)
                                          ----------             ----------               ----------             ----------
Class B Shares capital
 transactions                              3,724,399              3,514,271                  653,896              1,285,168
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS C SHARES:
   Proceeds from shares issued               450,968                275,464                  255,080                 81,224
   Dividends reinvested                        2,594                     --                    1,849                     --
   Cost of shares redeemed                       (99)                  (825)                  (5,047)                    --
                                          ----------             ----------               ----------             ----------
Class C Shares capital
 transactions                                453,463                274,639                  251,882                 81,224
                                          ----------             ----------               ----------             ----------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                             $8,448,638             $6,943,162               $1,921,894             $2,402,102
                                          ----------             ----------               ----------             ----------
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                    399,075                319,580                  106,448                103,636
   Reinvested                                  3,492                     12                    1,615                     20
   Redeemed                                  (19,705)               (10,615)                 (13,244)                (1,140)
                                          ----------             ----------               ----------             ----------
Change in Class A Shares                     382,862                308,977                   94,819                102,516
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS B SHARES:
   Issued                                    352,404                355,469                   68,615                129,472
   Reinvested                                  1,177                      6                      979                     -- (c)
   Redeemed                                  (22,562)               (12,257)                  (7,962)                (1,302)
                                          ----------             ----------               ----------             ----------
Change in Class B Shares                     331,019                343,218                   61,632                128,170
                                          ----------             ----------               ----------             ----------
...............................................................................................................................
CLASS C SHARES:
   Issued                                     42,072                 27,076                   23,590                  7,918
   Reinvested                                    239                     --                      171                     --
   Redeemed                                       --                    (82)                    (469)                    --
                                          ----------             ----------               ----------             ----------
Change in Class C Shares                      42,311                 26,994                   23,292                  7,918
                                          ----------             ----------               ----------             ----------

--------------

(a) Moderate Growth Strategy Fund Class A Shares commenced operations on February 3, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Conservative Growth Strategy Fund Class A Shares commenced operations on February 23, 2005, Class B Shares commenced operations on February 17, 2005, and Class C Shares commenced operations on April 19, 2005.

(c) Rounds to less than 1.0 shares.

25    HSBC INVESTOR LIFELINE FUNDS            See notes to financial statements.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                                                       CONSERVATIVE INCOME STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                FOR THE
                                                               APRIL 30, 2006              PERIOD ENDED
                                                                 (UNAUDITED)             OCTOBER 31, 2005 (a)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                      $   20,568                 $    7,227
   Net realized gains (losses) from investment transactions              (2,228)                    (4,123)
   Change in unrealized appreciation/depreciation from
    investments                                                          24,415                      4,746
                                                                     ----------                 ----------
CHANGE IN NET ASSETS FROM OPERATIONS                                     42,755                      7,850
                                                                     ----------                 ----------
..............................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                                       (14,299)                    (3,758)
   Class B Shares                                                        (6,218)                    (1,409)
   Class C Shares                                                        (2,993)                    (1,093)
                                                                     ----------                 ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                         (23,510)                    (6,260)
                                                                     ----------                 ----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                          874,526                  1,140,131
                                                                     ----------                 ----------
CHANGE IN NET ASSETS                                                    893,771                  1,141,721
..............................................................................................................
NET ASSETS:
   Beginning of period                                                1,141,721                         --
                                                                     ----------                 ----------
   End of period                                                     $2,035,492                 $1,141,721
                                                                     ----------                 ----------
                                                                     ----------                 ----------
   Accumulated net investment income (loss)                          $      311                 $    6,506
                                                                     ----------                 ----------
                                                                     ----------                 ----------

See notes to financial statements.            HSBC INVESTOR LIFELINE FUNDS    26

HSBC INVESTOR LIFELINE FUNDS

                                                                    CONSERVATIVE INCOME STRATEGY FUND
-----------------------------------------------------------------------------------------------------------
                                                                  FOR THE
                                                              SIX MONTHS ENDED           FOR THE
                                                              APRIL 30, 2006           PERIOD ENDED
                                                                (UNAUDITED)          OCTOBER 31, 2005 (a)
-----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued                                       $862,906              $  420,293
   Dividends reinvested                                                12,898                   2,097
   Cost of shares redeemed                                            (71,871)                 (3,999)
                                                                     --------              ----------
Class A Shares capital transactions                                   803,933                 418,391
                                                                     --------              ----------
..........................................................................................................
CLASS B SHARES:
   Proceeds from shares issued                                        146,298                 516,383
   Dividends reinvested                                                 5,270                     695
   Cost of shares redeemed                                            (83,987)                (40,981)
                                                                     --------              ----------
Class B Shares capital transactions                                    67,581                 476,097
                                                                     --------              ----------
..........................................................................................................
CLASS C SHARES:
   Proceeds from shares issued                                             27                 245,019
   Dividends reinvested                                                 2,985                     624
                                                                     --------              ----------
Class C Shares capital transactions                                     3,012                 245,643
                                                                     --------              ----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                       $874,526              $1,140,131
                                                                     --------              ----------
                                                                     --------              ----------
..........................................................................................................
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                                              84,814                  42,045
   Reinvested                                                           1,272                     208
   Redeemed                                                            (7,072)                   (398)
                                                                     --------              ----------
Change in Class A Shares                                               79,014                  41,855
                                                                     --------              ----------
..........................................................................................................
CLASS B SHARES:
   Issued                                                              14,336                  51,661
   Reinvested                                                             519                      69
   Redeemed                                                            (8,248)                 (4,098)
                                                                     --------              ----------
Change in Class B Shares                                                6,607                  47,632
                                                                     --------              ----------
..........................................................................................................
CLASS C SHARES:
   Issued                                                                  --                  24,240
   Reinvested                                                             293                      62
                                                                     --------              ----------
Change in Class C Shares                                                  293                  24,302
                                                                     --------              ----------

--------------

(a) The Conservative Income Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 14, 2005, and Class C Shares commenced operations on May 4, 2005.

27    HSBC INVESTOR LIFELINE FUNDS            See notes to financial statements.

--------------------------------------------------------------------------------
          HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                             INVESTMENT ACTIVITIES                    DIVIDENDS
                                                    ----------------------------------------   ------------------------
                                                                  NET REALIZED
                                      NET ASSET        NET       AND UNREALIZED     TOTAL      NET REALIZED               NET ASSET
                                        VALUE,      INVESTMENT     GAINS FROM        FROM       GAINS FROM                 VALUE,
                                      BEGINNING       INCOME       INVESTMENT     INVESTMENT    INVESTMENT      TOTAL      END OF
                                      OF PERIOD       (LOSS)      TRANSACTIONS    ACTIVITIES   TRANSACTIONS   DIVIDENDS    PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)       $10.00        (0.01)          0.61           0.60            --            --      $10.60
Six months ended April 30, 2006
 (unaudited)                             10.60           --           1.84           1.84         (0.05)        (0.05)      12.39
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)       $10.00        (0.04)          0.61           0.57            --            --      $10.57
Six months ended April 30, 2006
 (unaudited)                             10.57        (0.03)          1.82           1.79         (0.05)        (0.05)      12.31
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)       $10.00        (0.05)          0.60           0.55            --            --      $10.55
Six months ended April 30, 2006
 (unaudited)                             10.55        (0.02)          1.80           1.78         (0.05)        (0.05)      12.28
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                 -----------------------------------------------------------------------
                                                                              RATIO OF NET
                                                 NET ASSETS     RATIO OF       INVESTMENT       RATIO OF
                                                 AT END OF     EXPENSES TO    INCOME (LOSS)   EXPENSES TO
                                       TOTAL       PERIOD        AVERAGE       TO AVERAGE     AVERAGE NET     PORTFOLIO
                                     RETURN(b)    (000'S)     NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)       6.00%      $  726          1.50%          (0.20)%         11.72%        49.10%
Six months ended April 30, 2006
 (unaudited)                           17.44%       1,889          1.50%          (0.19)%          4.63%        23.47%
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)       5.70%      $  700          2.25%          (1.01)%         11.63%        49.10%
Six months ended April 30, 2006
 (unaudited)                           17.02%       1,997          2.25%          (0.93)%          5.35%        23.47%
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)       5.50%      $   21          2.25%          (1.15)%          9.79%        49.10%
Six months ended April 30, 2006
 (unaudited)                           16.96%         129          2.25%          (0.94)%          5.28%        23.47%
------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Class A Shares commenced operations on February 14, 2005.

(g) Class B Shares commenced operations on February 9, 2005.

(h) Class C Shares commenced operations on June 10, 2005.

See notes to financial statements.

                                            HSBC INVESTOR LIFELINE FUNDS    28

--------------------------------------------------------------------------------
          HSBC INVESTOR GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                              INVESTMENT ACTIVITIES                     DIVIDENDS
                                                    ------------------------------------------   ------------------------
                                                                 NET REALIZED AND                    NET
                                      NET ASSET        NET       UNREALIZED GAINS     TOTAL        REALIZED
                                        VALUE,      INVESTMENT         FROM            FROM       GAINS FROM
                                     BEGINNING OF     INCOME        INVESTMENT      INVESTMENT    INVESTMENT      TOTAL
                                        PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES   TRANSACTIONS   DIVIDENDS
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)       $10.00         0.02            0.70            0.72            --            --
Six months ended April 30, 2006
 (unaudited)                             10.72         0.04*           1.45            1.49         (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)       $10.00        (0.01)           0.79            0.78            --            --
Six months ended April 30, 2006
 (unaudited)                             10.78        (0.01)*          1.46            1.45         (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)       $10.00        (0.02)           0.84            0.82            --            --
Six months ended April 30, 2006
 (unaudited)                             10.82        (0.01)*          1.47            1.46         (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                             -----------------------------------------------------------------------
                                                                                          RATIO OF NET
                                     NET ASSET               NET ASSETS     RATIO OF       INVESTMENT       RATIO OF
                                      VALUE,                 AT END OF      EXPENSES      INCOME (LOSS)   EXPENSES TO
                                      END OF       TOTAL       PERIOD      TO AVERAGE      TO AVERAGE     AVERAGE NET     PORTFOLIO
                                      PERIOD     RETURN(B)    (000'S)     NET ASSETS(C)   NET ASSETS(C)   ASSETS(C)(D)   TURNOVER(E)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)     $10.72        7.20%      $2,814          1.50%           0.42%         5.19%         69.23%
Six months ended April 30, 2006
 (unaudited)                           12.18       13.88%       7,095          1.43%           0.65%         2.30%         40.92%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)     $10.78        7.80%      $2,670          2.25%          (0.38)%        5.74%         69.23%
Six months ended April 30, 2006
 (unaudited)                           12.20       13.43%       6,251          2.18%          (0.12)%        3.06%         40.92%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)     $10.82        8.20%      $  106          2.25%          (0.55)%        5.24%         69.23%
Six months ended April 30, 2006
 (unaudited)                           12.25       13.48%         589          2.17%          (0.09)%        3.02%         40.92%
------------------------------------------------------------------------------------------------------------------------------------

*  Calculated based on average shares outstanding.

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Class A Shares commenced operations on February 8, 2005.

(g) Class B Shares commenced operations on February 1, 2005.

(h) Class C Shares commenced operations on April 27, 2005.

See notes to financial statements.

29    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
          HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                          INVESTMENT ACTIVITIES                           DIVIDENDS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED                              NET REALIZED
                                     NET ASSET                AND UNREALIZED     TOTAL                    GAINS FROM
                                      VALUE,        NET         GAINS FROM        FROM         NET        INVESTMENT
                                     BEGINNING   INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT       AND          TOTAL
                                     OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)     $10.00        0.04           0.45           0.49           -- (g)        --            -- (g)
Six months ended April 30, 2006
 (unaudited)                           10.49        0.08           1.00           1.08        (0.07)        (0.01)        (0.08)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (h)     $10.00        0.01           0.49           0.50           -- (g)        --            -- (g)
Six months ended April 30, 2006
 (unaudited)                           10.50        0.03           1.01           1.04        (0.02)        (0.01)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)     $10.00          --(g)        0.28           0.28           --            --            --
Six months ended April 30, 2006
 (unaudited)                           10.28        0.03           0.99           1.02        (0.03)        (0.01)        (0.04)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                            ------------------------------------------------------------------------
                                                                                          RATIO OF NET
                                     NET ASSET               NET ASSETS     RATIO OF       INVESTMENT       RATIO OF
                                      VALUE,                 AT END OF     EXPENSES TO      INCOME TO     EXPENSES TO
                                      END OF       TOTAL       PERIOD        AVERAGE         AVERAGE      AVERAGE NET     PORTFOLIO
                                      PERIOD     RETURN(b)    (000'S)     NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)     $10.49       4.94%       $3,241         1.50%           0.95%          4.30%         84.55%
Six months ended April 30, 2006
 (unaudited)                           11.49      10.31%        7,949         1.35%           1.45%          2.01%         52.81%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (h)     $10.50       5.03%       $3,604         2.25%           0.18%          5.01%         84.55%
Six months ended April 30, 2006
 (unaudited)                           11.51       9.89%        7,758         2.10%           0.70%          2.77%         52.81%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)     $10.28       2.80%       $  278         2.25%           0.05%          4.69%         84.55%
Six months ended April 30, 2006
 (unaudited)                           11.26       9.97%          780         2.10%           0.68%          2.77%         52.81%
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC
     Investor Portfolios.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c)  Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)  Class A Shares commenced operations on February 3, 2005.

(g)  Rounds to less than $0.01.

(h)  Class B Shares commenced operations on February 1, 2005.

(i)  Class C Shares commenced operations on June 10, 2005.


See notes to financial statements.

                                               HSBC INVESTOR LIFELINE FUNDS  30

--------------------------------------------------------------------------------
          HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                INVESTMENT ACTIVITIES                   DIVIDENDS
                                       ----------------------------------------   ----------------------
                                                     NET REALIZED
                           NET ASSET                AND UNREALIZED                                         NET ASSET
                            VALUE,        NET         GAINS FROM     TOTAL FROM      NET                    VALUE,
                           BEGINNING   INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT     TOTAL      END OF       TOTAL
                           OF PERIOD     INCOME      TRANSACTIONS    ACTIVITIES     INCOME     DIVIDENDS    PERIOD     RETURN(b)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2005 (f)                   $10.00        0.04           0.26           0.30        (0.01)      (0.01)      $10.29        2.96%
Six months ended
 April 30, 2006
 (unaudited)                 10.29        0.09           0.67           0.76        (0.11)      (0.11)       10.94        7.46%
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2005 (g)                   $10.00        0.03           0.16           0.19            -- (h)      -- (h)  $10.19        1.92%
Six months ended
 April 30, 2006
 (unaudited)                 10.19        0.06           0.67           0.73        (0.07)      (0.07)       10.85        7.13%
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2005 (i)                   $10.00        0.03           0.38           0.41            --(h)       --(h)   $10.41        4.10%
Six months ended
 April 30, 2006
 (unaudited)                 10.41        0.05           0.68           0.73        (0.08)      (0.08)       11.06        7.06%
--------------------------------------------------------------------------------------------------------------------------------

                                                    RATIOS/SUPPLEMENTARY DATA
                           ---------------------------------------------------------------------------
                                                        RATIO OF NET
                           NET ASSETS     RATIO OF       INVESTMENT         RATIO OF
                           AT END OF     EXPENSES TO      INCOME TO       EXPENSES TO
                             PERIOD        AVERAGE         AVERAGE          AVERAGE         PORTFOLIO
                            (000'S)     NET ASSETS(c)   NET ASSETS(c)   NET ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2005 (f)                    $1,054         1.50%            1.28%            8.01%          72.14%
Six months ended
 April 30, 2006
 (unaudited)                  2,159         1.29%            2.05%            3.36%          50.54%
------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2005 (g)                    $1,306         2.25%            0.53%            9.21%          72.14%
Six months ended
 April 30, 2006
 (unaudited)                  2,059         2.04%            1.27%            4.15%          50.54%
------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2005 (i)                    $   82         2.25%            0.66%            7.94%          72.14%
Six months ended
 April 30, 2006
 (unaudited)                    345         2.03%            1.32%            4.06%          50.54%
------------------------------------------------------------------------------------------------------

 (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

 (b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

 (c) Annualized for periods less than one year.

 (d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

 (e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2006 portfolio turnover rate.
     Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (f) Class A Shares commenced operations on February 23, 2005.

 (g) Class B Shares commenced operations on February 17, 2005.

 (h) Rounds to less than $0.01.

 (i) Class C Shares commenced operations on April 19, 2005.

See notes to financial statements.

31    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
          HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                   INVESTMENT ACTIVITIES                   DIVIDENDS
                                          ----------------------------------------   ----------------------
                                                        NET REALIZED
                            NET ASSET                  AND UNREALIZED     TOTAL                               NET ASSET
                              VALUE,         NET         GAINS FROM        FROM         NET                    VALUE,
                           BEGINNING OF   INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT     TOTAL      END OF       TOTAL
                              PERIOD        INCOME      TRANSACTIONS    ACTIVITIES     INCOME     DIVIDENDS    PERIOD     RETURN(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2005 (f)                     $10.00         0.11           0.01           0.12        (0.11)       (0.11)     $10.01       1.18%
Six months ended April
 30, 2006 (unaudited)          10.01         0.12           0.21           0.33        (0.16)       (0.16)      10.18       3.32%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2005 (g)                     $10.00         0.06           0.01           0.07        (0.04)       (0.04)      10.03       0.68%
Six months ended April
 30, 2006 (unaudited)          10.03         0.10           0.19           0.29        (0.12)       (0.12)      10.20       2.93%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2005 (h)                     $10.00         0.06           0.08           0.14        (0.06)       (0.06)     $10.08       1.41%
Six months ended April
 30, 2006 (unaudited)          10.08         0.10           0.19           0.29        (0.12)       (0.12)      10.25       2.91%
-----------------------------------------------------------------------------------------------------------------------------------

                                                    RATIOS/SUPPLEMENTARY DATA
                           ---------------------------------------------------------------------------
                                                        RATIO OF NET
                           NET ASSETS     RATIO OF       INVESTMENT         RATIO OF
                           AT END OF     EXPENSES TO       INCOME         EXPENSES TO
                             PERIOD        AVERAGE       TO AVERAGE       AVERAGE NET       PORTFOLIO
                            (000'S)     NET ASSETS(c)   NET ASSETS(c)     ASSETS(c)(d)     TURNOVER(e)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31,
 2005 (f)                    $  419         1.50%           1.79%            14.10%          79.90%
Six months ended April
 30, 2006 (unaudited)         1,230         1.27%           2.97%             5.70%          58.07%
------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31,
 2005 (g)                    $  478         2.25%           1.21%            12.16%          79.90%
Six months ended April
 30, 2006 (unaudited)           553         2.04%           2.15%             6.78%          58.07%
------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31,
 2005 (h)                    $  245         2.25%           1.24%             9.60%          79.90%
Six months ended April
 30, 2006 (unaudited)           252         2.05%           2.14%             6.83%          58.07%
------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total Return calculations do not include any sales or redemption charges.

(c) Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Funds investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2006 portfolio turnover rate. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f) Class A Shares commenced operations on February 8, 2005.

(g) Class B Shares commenced operations on February 14, 2005.

(h) Class C Shares commenced operations on May 4, 2005.

See notes to financial statements.

                                              HSBC INVESTOR LIFELINE FUNDS    32

--------------------------------------------------------------------------------
 HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION:

        The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. As of April 30, 2006, the Trust is comprised of 24 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 5 funds (individually a 'Fund', collectively the 'LifeLine Funds'):

FUND                                                   SHORT NAME
----                                                   ----------
HSBC Investor Aggressive Growth Strategy Fund          Aggressive Growth Fund
HSBC Investor Growth Strategy Fund                     Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund            Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund        Conservative Growth Fund
HSBC Investor Conservative Income Strategy Fund        Conservative Income Fund

        Financial statements for all other series of the HSBC Investor Family of Funds are published separately. The HSBC Investor Growth Portfolio, HSBC Investor Value Portfolio, HSBC Investor Small Cap Equity Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Core Plus Fixed Income Portfolio (formerly the HSBC Investor Fixed Income Portfolio), HSBC Investor High Yield Fixed Income Portfolio, and the HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly the HSBC Investor Limited Maturity Portfolio) (individually a 'Portfolio,' collectively the 'Portfolios') are diversified series of the HSBC Investor Portfolios (the 'Portfolio Trust'). The Portfolio Trust is an open-end management investment company organized under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Board of Trustees may authorize issuance of an unlimited number of shares of beneficial interest in the Portfolios under the Declaration of Trust of the Portfolio Trust.

        The HSBC Investor Money Market Fund (the 'Money Market Fund') is an open-end management investment company and, like each LifeLine Fund, is a diversified series of the Trust.

        The LifeLine Funds utilize a master feeder fund (collectively the 'Underlying Portfolios') structure and seek to achieve their investment objectives by investing all of their investable assets in the Portfolios and the Money Market Fund per the following schedule for the period ended
    April 30, 2006:

    LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                                      AGGRESSIVE    GROWTH    MODERATE   CONSERVATIVE   CONSERVATIVE
                                                        GROWTH     STRATEGY    GROWTH       GROWTH         INCOME
    UNDERLYING PORTFOLIOS                                FUND        FUND       FUND         FUND           FUND
    ---------------------                                ----        ----       ----         ----           ----
    Growth Portfolio................................      21%         21%        19%          15%             8%
    Value Portfolio.................................      21%         21%        18%          14%             8%
    Small Cap Equity Portfolio......................      34%         20%        11%           4%           None
    International Equity Portfolio..................      23%         20%        15%          10%             4%
    Core Plus Fixed Income Portfolio................     None         15%        26%          25%            15%
    High Yield Fixed Income Portfolio...............     None          2%         5%           8%            10%
    Intermediate Duration Fixed Income Portfolio....     None        None       None           3%            25%
    Money Market Fund...............................       1%          1%         6%          21%            30%
                                                         ----        ----       ----         ----           ----
    Total...........................................     100%        100%       100%         100%           100%
                                                         ----        ----       ----         ----           ----
                                                         ----        ----       ----         ----           ----

33    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

        Prior to April 28, 2006, the Lifeline Funds utilized the following schedule:

                                                      AGGRESSIVE    GROWTH    MODERATE   CONSERVATIVE   CONSERVATIVE
                                                        GROWTH     STRATEGY    GROWTH       GROWTH         INCOME
    UNDERLYING PORTFOLIOS                                FUND        FUND       FUND         FUND           FUND
    ---------------------                                ----        ----       ----         ----           ----
    Growth Portfolio................................      21%         21%        19%          15%             8%
    Value Portfolio.................................      21%         21%        18%          15%             8%
    Small Cap Equity Portfolio......................      34%         20%        11%           5%           None
    International Equity Portfolio..................      23%         20%        15%          10%             4%
    Core Plus Fixed Income Portfolio................     None         17%        31%          20%            25%
    Intermediate Duration Fixed Income Portfolio....     None        None       None          15%            25%
    Money Market Fund...............................       1%          1%         6%          20%            30%
                                                         ----        ----       ----         ----           ----
    Total...........................................     100%        100%       100%         100%           100%
                                                         ----        ----       ----         ----           ----
                                                         ----        ----       ----         ----           ----

        The financial statements of the Underlying Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the LifeLine Funds.

        The LifeLine Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class R Shares (currently not operational with assets). Each class of shares in the LifeLine Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

        Under the Trust's organizational documents, the LifeLine Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LifeLine Funds. In addition, in the normal course of business, the LifeLine Funds enter into contracts with service providers, which also provide for indemnifications by the Funds. The LifeLine Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifeLine Funds. However, based on experience, the LifeLine Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the LifeLine Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        The LifeLine Funds record their investments in the Underlying Portfolios at fair value. Securities of the Portfolios' and the Money Market Fund are recorded at value and at amortized cost, respectively, as more fully discussed in the notes to those financial statements.

    SECURITIES TRANSACTIONS AND RELATED INCOME:

        The LifeLine Funds record daily their pro-rata Portfolios' income, expenses, changes in unrealized appreciation and depreciation, and realized and unrealized gains and losses. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the LifeLine Funds accrue their own expenses daily as incurred.

    ALLOCATIONS:

        Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net

                                              HSBC INVESTOR LIFELINE FUNDS    34

--------------------------------------------------------------------------------
 HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

    DIVIDENDS TO SHAREHOLDERS:

        The Conservative Income Fund declares and distributes all net investment income as dividends to its shareholders monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Moderate Growth Fund and Conservative Growth Fund, and annually in the case of the Aggressive Growth Fund and Growth Strategy Fund.

        The LifeLine Funds' net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the LifeLine Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences do not require reclassification. The LifeLine Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

    REDEMPTION FEE:

        A redemption fee of 2.00% will be charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the period ended April 30, 2006, the following LifeLine Funds collected redemption fees as follows:

FUND                                                               FEES COLLECTED
----                                                               --------------
Aggressive Growth Fund......................................          $     4
Growth Strategy Fund........................................               32
Moderate Growth Fund........................................              305
Conservative Growth Fund....................................               30
Conservative Income Fund....................................               70

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to qualify each year as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

3. RELATED PARTY TRANSACTIONS:

    INVESTMENT MANAGEMENT:

        HSBC Investments (USA) Inc. ('HSBC' or the 'Investment Adviser'), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the LifeLine Funds. As Investment Adviser, HSBC manages the investments of the LifeLine Funds and continuously reviews, supervises and administers the LifeLine Funds' investments. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.05% for each Fund.

35    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    ADMINISTRATION:

        HSBC serves the Funds as Administrator. Under the terms of the administration agreement, HSBC receives from the LifeLine Funds a fee accrued daily and paid monthly at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS                                  FEE RATE
        ---------------------------------                                  --------
        Up to $8 billion............................................        0.075%
        In excess of $8 billion but not exceeding $9.25 billion.....        0.070%
        In excess of $9.25 billion but not exceeding $12 billion....        0.050%
        In excess of $12 billion....................................        0.030%

        The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets. For assets invested in Underlying Portfolios by LifeLine Funds, the Portfolios pay half of the administration fee, and the LifeLine Funds pay the other half, for a combination of the total fee rate above. HSBC may directly or through an affiliate, use their fee revenue, past profits, or other revenue sources to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker dealers, in connection with the offer, sale and administration of shares of the Funds.

        Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ('BISYS Ohio') a wholly-owned subsidiary of The BISYS Group, Inc, serves as the Trust's sub-administrator to each LifeLine Fund subject to the general supervision of the Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points), which is retained by HSBC.

        Under a Compliance Services Agreement between the Trust's and BISYS Ohio (the 'CCO Agreement'), BISYS Ohio makes an employee available to serve as the Trust's Chief Compliance Officer (the 'CCO'). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $117,433 for the period ended April 30, 2006, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as 'Compliance service.' BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

        All administration fee waivers are voluntary and not subject to recoupment in subsequent fiscal periods.

    DISTRIBUTION PLAN:

        BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves the LifeLine Funds as Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment of actual expenses by the LifeLine Funds to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged) and 0.75% of the average daily net assets of Class B Shares and Class C Shares of the LifeLine Funds. This payment represents expenses incurred by the Distributor for marketing costs and services rendered in distributing the LifeLine Funds' shares. BISYS, as the LifeLine Funds' distributor, received $1,125,165 in commissions from sales of the HSBC Family of Funds, of which $1,124,903 was reallowed to affiliated brokers and dealers.

    SHAREHOLDER SERVICING:

        The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consists of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee of 0.25%, 0.25%, 0.25%, and 0.75% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Fund, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement currently are not intended to exceed, on

                                              HSBC INVESTOR LIFELINE FUNDS    36

--------------------------------------------------------------------------------
 HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    the aggregate, 0.25% of the average daily net assets of Class A Shares, 1.00% of the average daily net assets of Class B Shares and Class C Shares, and 0.75% of the average daily net assets of Class R Shares.

    FUND ACCOUNTING, TRANSFER AGENCY, CUSTODIAN AND TRUSTEE:

        BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. As transfer agent for the LifeLine Funds, BISYS receives a fee based on the number of LifeLine Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the LifeLine Funds, BISYS receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses. HSBC Bank is the named Custodian for the LifeLine Funds, however, the LifeLine Funds maintained no securities for which such services were rendered during the period.

        Each of the six non-interested Trustees are compensated with a $24,000 annual Board retainer, as well as a $1,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

    FEE REDUCTIONS:

        The Investment Adviser has agreed to limit the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of the LifeLine Funds. Each Fund Class has its own expense limitations based on average daily net assets for any full fiscal year as follows: Class A 1.50%, Class B 2.25%, Class C 2.25% and Class R 2.00%.

        In addition, the Investment Adviser may waive additional fees at their discretion. All contractual and any voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.

4. INVESTMENT TRANSACTIONS:

        Aggregate contributions and withdrawals of the Underlying Portfolios for the period ended April 30, 2006, totaled:

                                                                      CONTRIBUTIONS   WITHDRAWALS
                                                                      -------------   -----------
        Aggressive Growth Fund......................................   $2,217,478      $ 91,207
        Growth Strategy Fund........................................    7,267,863       333,410
        Moderate Growth Fund........................................    8,356,010       540,104
        Conservative Growth Fund....................................    1,708,763       227,215
        Conservative Income Fund....................................      714,610       141,587

37    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
                    TABLE OF SHAREHOLDERS EXPENSES -- APRIL 30, 2006 (UNAUDITED)

        As a shareholder of the HSBC Investor LifeLine Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor LifeLine Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

        The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

    ACTUAL EXPENSES

        The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                                                      BEGINNING        ENDING         EXPENSE PAID         EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*        DURING PERIOD
                                                       11/1/05         4/30/06      11/1/05 - 4/30/06    11/1/05 - 4/30/06
                                                       -------         -------      -----------------    -----------------
    Aggressive Growth Strategy Fund....   Class A     $1,000.00       $1,174.40          $ 8.09                1.50%
                                          Class B      1,000.00        1,170.20           12.11                2.25%
                                          Class C      1,000.00        1,169.60           12.10                2.25%
    Growth Strategy Fund...............   Class A      1,000.00        1,138.80            7.58                1.43%
                                          Class B      1,000.00        1,134.30           11.54                2.18%
                                          Class C      1,000.00        1,134.80           11.49                2.17%
    Moderate Growth Strategy Fund......   Class A      1,000.00        1,103.10            7.04                1.35%
                                          Class B      1,000.00        1,098.90           10.93                2.10%
                                          Class C      1,000.00        1,099.70           10.93                2.10%
    Conservative Growth Strategy
      Fund.............................   Class A      1,000.00        1,074.60            6.64                1.29%
                                          Class B      1,000.00        1,071.30           10.48                2.04%
                                          Class C      1,000.00        1,070.60           10.42                2.03%
    Conservative Income Strategy
      Fund.............................   Class A      1,000.00        1,033.20            6.40                1.27%
                                          Class B      1,000.00        1,029.30           10.26                2.04%
                                          Class C      1,000.00        1,029.10           10.31                2.05%

    -------------
    * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                              HSBC INVESTOR LIFELINE FUNDS    38

--------------------------------------------------------------------------------
 HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------
 TABLE OF SHAREHOLDERS EXPENSES -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor LifeLine Funds's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING        ENDING         EXPENSE PAID         EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*        DURING PERIOD
                                                       11/1/05         4/30/06      11/1/05 - 4/30/06    11/1/05 - 4/30/06
                                                       -------         -------      -----------------    -----------------
    Aggressive Growth Strategy Fund....   Class A     $1,000.00       $1,017.36          $ 7.50                1.50%
                                          Class B      1,000.00        1,013.64           11.23                2.25%
                                          Class C      1,000.00        1,013.64           11.23                2.25%
    Growth Strategy Fund...............   Class A      1,000.00        1,017.70            7.15                1.43%
                                          Class B      1,000.00        1,013.98           10.89                2.18%
                                          Class C      1,000.00        1,014.03           10.84                2.17%
    Moderate Growth Strategy Fund......   Class A      1,000.00        1,018.10            6.76                1.35%
                                          Class B      1,000.00        1,014.38           10.49                2.10%
                                          Class C      1,000.00        1,014.38           10.49                2.10%
    Conservative Growth Strategy
      Fund.............................   Class A      1,000.00        1,018.40            6.46                1.29%
                                          Class B      1,000.00        1,014.68           10.19                2.04%
                                          Class C      1,000.00        1,014.73           10.14                2.03%
    Conservative Income Strategy
      Fund.............................   Class A      1,000.00        1,018.50            6.36                1.27%
                                          Class B      1,000.00        1,014.68           10.19                2.04%
                                          Class C      1,000.00        1,014.63           10.24                2.05%

    -------------
    * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

39    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

---------------------------------------------------------------
  U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 39.9%
---------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                         AMOUNT($)    VALUE($)
                                         ---------   ----------
FEDERAL HOME LOAN MORTGAGE CORP. - 8.0%
Pool #1B2655, 4.14%, 12/1/34, (a)......   343,145       338,219
Pool #C01188, 7.00%, 6/1/31............   218,072       224,345
Pool #C90893, 5.50%, 4/1/25............   626,629       613,236
Pool #G01884, 5.00%, 9/1/35............   578,579       547,201
                                                     ----------
                                                      1,723,001
                                                     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.3%
Pool #254693, 5.50%, 4/1/33............   959,400       934,334
Pool #535063, 6.50%, 12/1/14...........   232,417       237,840
Pool #593187, 7.00%, 11/1/31...........   481,176       495,321
Pool #740686, 6.50%, 10/1/33...........   607,938       620,504
Pool #781560, 4.49%, 10/1/34, (a)......   450,728       441,795
Pool #825278, 5.00%, 7/1/35............   575,260       544,265
TBA May, 5.50%, 5/1/35.................  1,200,000    1,165,126
TBA May, 6.00%, 5/15/36................   600,000       597,187
                                                     ----------
                                                      5,036,372
                                                     ----------
U.S. TREASURY NOTES - 8.6%
4.00%, 9/30/07.........................    95,000        93,835
4.50%, 2/15/09.........................   860,000       851,533
4.50%, 2/28/11.........................   265,000       260,156
4.75%, 3/31/11.........................   285,000       282,751
4.00%, 2/15/15.........................   405,000       375,258
                                                     ----------
                                                      1,863,533
                                                     ----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS
 (COST $8,672,143).....................               8,622,906
                                                     ----------

---------------------------------------------------------------
 CORPORATE OBLIGATIONS - 31.4%
---------------------------------------------------------------
AUTO MANUFACTURERS - 1.8%
DaimlerChrysler North American
 Holdings, 4.05%, 6/4/08...............   400,000       388,256
                                                     ----------
BANKS - 1.8%
Sovereign Bank, 5.125%, 3/15/13........   300,000       285,883
Turanalem Finance BV, 7.75%, 4/25/13,
 (b)...................................   100,000        98,625
                                                     ----------
                                                        384,508
                                                     ----------
CABLE - 1.6%
Comcast Corp., 6.50%, 1/15/15..........   350,000       356,490
                                                     ----------
CHEMICALS - 1.1%
Nova Chemicals Corp., 6.50%, 1/15/12...   250,000       233,750
                                                     ----------
COLLEGES & UNIVERSITIES - 1.9%
Tulane University of Louisiana, 5.55%,
 11/15/12, (a).........................   400,000       402,500
                                                     ----------
ELECTRIC - 1.2%
Progress Energy, Inc., 5.14%, 11/14/08,
 (a)...................................   250,000       250,141
                                                     ----------
FINANCE - 7.8%
American General Finance Corp., 4.875%,
 5/15/10...............................   500,000       485,467
Ford Motor Credit Corp., 5.80%,
 1/12/09...............................   475,000       429,946
General Motors Acceptance Corp., 4.50%,
 7/15/06...............................   250,000       248,177
General Motors Acceptance Corp.,
 4.375%, 12/10/07......................   500,000       470,319

---------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
---------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                         AMOUNT($)    VALUE($)
                                         ---------   ----------
General Motors Corp., 8.25%, 7/15/23...   100,000        72,500
                                                     ----------
                                                      1,706,409
                                                     ----------
MEDIA - 2.9%
Time Warner Entertainment, 8.875%,
 10/1/12...............................   550,000       622,808
                                                     ----------
OIL & GAS - 1.4%
Pioneer Natural Resources, 6.875%,
 5/1/18................................   300,000       300,630
                                                     ----------
RETAIL - 3.8%
Fred Meyer, Inc., 7.45%, 3/1/08........   350,000       361,065
May Department Stores Co., 5.75%,
 7/15/14...............................   500,000       491,312
                                                     ----------
                                                        852,377
                                                     ----------
TELECOMMUNICATIONS - 3.6%
AT&T, Inc., 5.10%, 9/15/14.............   400,000       376,584
Verizon Pennsylvania, Inc., 5.65%,
 11/15/11..............................   400,000       393,811
                                                     ----------
                                                        770,395
                                                     ----------
TRANSPORTATION - 2.5%
Burlington Northern Santa Fe Railway
 Co., 4.83%, 1/15/23...................   279,656       265,897
Union Pacific Railroad, 5.08%,
 1/2/29................................   299,958       279,513
                                                     ----------
                                                        545,410
                                                     ----------
TOTAL CORPORATE OBLIGATIONS (COST
 $6,987,670)...........................               6,813,674
                                                     ----------

---------------------------------------------------------------
 ASSET BACKED SECURITIES - 13.9%
---------------------------------------------------------------
Asset Backed Funding Certificates
 Series 2003-AHL1, Class A1, 3.68%,
 3/25/33...............................   210,318       202,621
Capital Auto Receivables Asset Trust
 Series 2003-2, Class A4A, 1.96%,
 1/15/09...............................   339,159       335,860
Carmax Auto Owner Trust Series 2004-2,
 Class A3, 3.00%, 9/15/08..............   491,354       486,651
Chase Issuance Trust 2005, Class A8,
 4.94%, 10/15/12, (a)..................   300,000       300,212
Citibank Credit Card Issuance Trust
 Series 2005-A6, Class A6, 4.56%,
 10/7/11, (a)..........................   450,000       449,986
MBNA Credit Card Master Note Trust
 Series 2002-A5, Class A5, 5.08%,
 10/17/11, (a).........................   450,000       452,282
SLM Student Loan Trust Series 2003-12,
 Class A3, 5.03%, 12/15/15, (a)........   450,000       451,143
Volkswagen Auto Lease Trust Series
 2004-A, Class A3, 2.84%, 7/20/07......   333,359       331,462
                                                     ----------
TOTAL ASSET BACKED SECURITIES (COST
 $3,019,597)...........................               3,010,217
                                                     ----------

---------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
---------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
 Series 2005-WF2, Class AF2, 4.92%,
 8/25/35...............................   324,477       320,735
Countrywide Home Loans Series 2005-
 HYB8, Class 2A1, 5.385%, 12/20/35,
 (a)...................................   439,800       436,223
Freddie Mac Reference Remic Series
 R004, Class AL, 5.125%, 12/15/13......   556,319       549,630
Freddie Mac Series 2962, Class CJ,
 5.50%, 11/15/23.......................   566,117       566,917
J.P. Morgan Alternative Loan Trust
 Series 2005-S1, Class 2A9, 6.00%,
 12/25/35..............................   507,249       499,640
Morgan Stanley Mortgage Loan Trust
 Series 2006-3AR, Class 2A3, 5.92%,
 3/25/36...............................   348,329       349,323

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    40

--------------------------------------------------------------------------------
 HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
---------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                         AMOUNT($)    VALUE($)
                                         ---------   ----------
Nomura Asset Acceptance Corp. Series
 2006-AP1, Class A2, 5.515%, 2/25/36...   150,000       147,946
                                                     ----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (COST $2,906,325).........               2,870,414
                                                     ----------

---------------------------------------------------------------
 COMMERCIAL MORTGAGE BACKED SECURITIES - 7.5%
---------------------------------------------------------------
Banc of America Commercial Mortgage,
 Inc. Series 2005-6, Class AM, 5.18%,
 9/10/47...............................   227,000       218,539
Commercial Mortgage Pass-Through
 Certificate Series 2005-FL11,
 Class A1, 5.05%, 11/15/17, (a) (b)....   299,842       299,821
Global Signal Trust Series 2006-1,
 Class A2, 5.45%, 2/15/36, (a) (b).....   200,000       197,612
JP Morgan Chase Commercial Mortgage
 Securities Corp. Series 2005-LDP5,
 Class AM, 5.22%, 12/15/44.............   325,000       314,025
LB-UBS Commercial Mortgage Trust Series
 2006-C1, Class A4, 5.16%, 2/15/31.....   300,000       287,565
Morgan Stanley Capital I Series
 2006-T21, Class A4, 5.16%, 10/12/52...   330,000       316,183
                                                     ----------
TOTAL COMMERCIAL MORTGAGE BACKED
 SECURITIES
 (COST $1,686,732).....................               1,633,745
                                                     ----------

---------------------------------------------------------------
 FOREIGN BONDS** - 0.9%
---------------------------------------------------------------
ICELAND
SOVEREIGN - 0.2%
Housing Finance Fund, 3.75%, 2/15/24...  3,877,344       53,548
                                                     ----------
MEXICO
FINANCE - 0.3%
General Electric Capital Corp., 9.50%,
 8/4/10................................   800,000        73,471
                                                     ----------

---------------------------------------------------------------
 FOREIGN BONDS**, CONTINUED
---------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                         AMOUNT($)    VALUE($)
                                         ---------   ----------
SOVEREIGN - 0.4%
Mexican Bonos, 9.00%, 12/22/11.........   750,000        69,679
                                                     ----------
TOTAL FOREIGN BONDS**
 (COST $197,280).......................                 196,698
                                                     ----------

---------------------------------------------------------------
 INVESTMENT COMPANIES - 0.3%
---------------------------------------------------------------
HSBC Investor Money Market Fund Class I
 Shares*...............................    60,896        60,896
                                                     ----------
TOTAL INVESTMENT COMPANIES
 (COST $60,896)........................                  60,896
                                                     ----------
TOTAL INVESTMENTS (COST $23,530,643) --
 107.1%................................              23,208,550
                                                     ----------
                                                     ----------

---------

Percentages indicated are based on net assets of $21,671,765.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on April 30, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

*    Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA -- Security was traded on a 'to be announced' basis.

41    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

At April 30, 2006, the portfolio's open forward currency contracts were as follows:

                                                                       CURRENCY         CONTRACT                    UNREALIZED
                                                       DELIVERY         AMOUNT            VALUE                   APPRECIATION/
CURRENCY                                                 DATE      (LOCAL CURRENCY)   (U.S. DOLLAR)    VALUE      (DEPRECIATION)
--------                                                 ----      ----------------   -------------    -----      --------------
LONG CONTRACTS

Icelandic Krona......................................   5/4/2006      3,704,582         $ 50,088      $ 49,981        $(107)
Mexican Neuvo Peso...................................   5/2/2006        794,575           71,442        71,810          368
                                                                                        --------      --------        -----
TOTAL LONG CONTRACTS...............................................................     $121,530      $121,791        $ 261
                                                                                        --------      --------        -----
                                                                                        --------      --------        -----

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    42

--------------------------------------------------------------------------------
 HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -  42.8%
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
FEDERAL HOME LOAN MORTGAGE CORP. - 7.7%
Pool #1B2655, 4.14%, 12/1/34, (a).....  1,681,409      1,657,271
Pool #C00368, 8.50%, 10/1/24..........     37,780         40,634
Pool #C00922, 8.00%, 2/1/30...........    243,455        259,195
Pool #C54447, 7.00%, 7/1/31...........     39,732         40,875
Pool #C60712, 6.50%, 11/1/31..........    631,015        643,843
Pool #C80387, 6.50%, 4/1/26...........     37,840         38,681
Pool #C90893, 5.50%, 4/1/25...........  2,351,702      2,301,440
Pool #D62926, 6.50%, 8/1/25...........     29,221         29,868
Pool #G01317, 7.00%, 10/1/31..........    207,877        213,857
Pool #G01884, 5.00%, 9/1/35...........  3,278,612      3,100,805
                                                     -----------
                                                       8,326,469
                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.4%
5.50%, 3/15/11........................  4,500,000      4,541,216
Pool #253438, 8.50%, 9/1/30...........     66,073         71,237
Pool #254693, 5.50%, 4/1/33...........  4,653,089      4,531,522
Pool #329530, 7.00%, 12/1/25..........    118,083        121,702
Pool #329655, 7.00%, 11/1/25..........     50,764         52,320
Pool #356905, 5.89%, 10/1/36, (a).....    283,558        287,232
Pool #398958, 6.50%, 10/1/12..........     88,373         90,149
Pool #535332, 8.50%, 4/1/30...........     58,519         63,066
Pool #535440, 8.50%, 8/1/30...........     68,680         74,049
Pool #535608, 9.50%, 4/1/30...........    131,706        144,376
Pool #548965, 8.50%, 7/1/30...........     59,661         64,324
Pool #568486, 7.00%, 1/1/31...........     40,222         41,426
Pool #573752, 8.50%, 2/1/31...........     54,755         59,036
Pool #575328, 6.50%, 4/1/31...........     72,360         73,862
Pool #781560, 4.49%, 10/1/34, (a).....  1,717,545      1,683,507
Pool #825278, 5.00%, 7/1/35...........  3,259,805      3,084,167
TBA May, 5.50%, 5/1/35................  5,950,000      5,777,081
TBA May, 6.50%, 5/1/35................  1,910,000      1,942,231
TBA May, 6.00%, 5/15/36...............  2,900,000      2,886,405
                                                     -----------
                                                      25,588,908
                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
Pool #346406, 7.50%, 2/15/23..........     75,085         78,809
Pool #412530, 7.50%, 12/15/25.........    102,512        107,712
Pool #781300, 7.00%, 6/15/31..........    188,677        195,912
                                                     -----------
                                                         382,433
                                                     -----------
U.S. TREASURY BONDS - 2.0%
5.375%, 2/15/31.......................  2,180,000      2,212,700
                                                     -----------
U.S. TREASURY NOTES - 9.3%
4.50%, 2/15/09........................  2,810,000      2,782,338
4.50%, 2/28/11........................  2,915,000      2,861,712
4.75%, 3/31/11........................  1,220,000      1,210,373
4.00%, 2/15/15........................  2,175,000      2,015,272
5.50%, 8/15/28........................  1,205,000      1,235,313
                                                     -----------
                                                      10,105,008
                                                     -----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS (COST
 46,919,627)..........................               $46,615,518
                                                     -----------

----------------------------------------------------------------
 CORPORATE OBLIGATIONS - 31.2%
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
AUTO MANUFACTURERS - 1.4%
DaimlerChrysler North American
 Holdings, 4.05%, 6/4/08..............  1,575,000      1,528,760
                                                     -----------
BANKS - 1.4%
Sovereign Bank, 5.125%, 3/15/13.......  1,075,000      1,024,415
Turanalem Finance BV, 7.75%, 4/25/13,
 (b)..................................    475,000        468,469
                                                     -----------
                                                       1,492,884
                                                     -----------
CABLE - 1.5%
Comcast Corp., 6.50%, 1/15/15.........  1,600,000      1,629,670
                                                     -----------
CHEMICALS - 2.1%
Nova Chemicals Corp., 7.00%,
 5/15/06..............................  1,200,000      1,200,000
Nova Chemicals Corp., 6.50%,
 1/15/12..............................  1,190,000      1,112,650
                                                     -----------
                                                       2,312,650
                                                     -----------
COLLEGES & UNIVERSITIES - 1.6%
Tulane University of Louisiana, 5.55%,
 11/15/12, (a)........................  1,700,000      1,710,625
                                                     -----------
ELECTRIC - 0.9%
Progress Energy, Inc., 5.14%,
 11/14/08, (a)........................  1,000,000      1,000,564
                                                     -----------
FINANCE - 5.9%
American General Finance Corp.,
 4.875%, 5/15/10......................  2,100,000      2,038,955
Ford Motor Credit Corp., 5.80%,
 1/12/09..............................  1,600,000      1,448,240
General Motors Acceptance Corp.,
 4.50%, 7/15/06.......................  1,250,000      1,240,886
General Motors Acceptance Corp.,
 4.375%, 12/10/07.....................  1,400,000      1,316,892
General Motors Corp., 8.25%,
 7/15/23..............................    500,000        362,500
                                                     -----------
                                                       6,407,473
                                                     -----------
MEDICAL - 1.5%
HCA, Inc., 6.95%, 5/1/12..............  1,650,000      1,655,666
                                                     -----------
MULTIMEDIA - 0.5%
Viacom, Inc., 6.25%, 4/30/16, (b).....    600,000        594,652
                                                     -----------
OIL & GAS - 1.5%
Pioneer Natural Resources, 6.875%,
 5/1/18...............................  1,575,000      1,578,308
                                                     -----------
RETAIL - 3.4%
Fred Meyer, Inc., 7.45%, 3/1/08.......  1,500,000      1,547,423
May Department Stores Co., 6.65%,
 7/15/24..............................  2,200,000      2,172,319
                                                     -----------
                                                       3,719,742
                                                     -----------
TELECOMMUNICATIONS - 7.7%
AOL Time Warner, Inc., 7.70%,
 5/1/32...............................  1,000,000      1,092,837
AT&T, Inc., 5.10%, 9/15/14............  1,750,000      1,647,554
Bell Telephone Co. Pennsylvania,
 8.75%, 8/15/31.......................    850,000        978,585
Sprint Capital Corp., 8.75%,
 3/15/32..............................  1,300,000      1,613,023
Time Warner Entertainment Co., 8.375%,
 3/15/23..............................  1,300,000      1,457,862
Verizon Communications, Inc., 5.55%,
 2/15/16..............................  1,650,000      1,574,475
                                                     -----------
                                                       8,364,336
                                                     -----------

43    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
TRANSPORTATION - 1.8%
BNSF Funding Trust I, 6.61%, 12/15/55,
 Callable 01/15/26 @ 100..............  1,200,000      1,153,183
Burlington Northern Santa Fe Railway
 Co., 7.57%, 1/2/21...................    312,308        343,926
Union Pacific Corp., 6.85%, 1/2/19....    432,401        457,632
                                                     -----------
                                                       1,954,741
                                                     -----------
TOTAL CORPORATE OBLIGATIONS (COST
 $34,798,525).........................                33,950,071
                                                     -----------

----------------------------------------------------------------
 ASSET BACKED SECURITIES - 12.7%
----------------------------------------------------------------
Asset Backed Funding Certificates
 Series 2003-AHL1, Class A1, 3.68%,
 3/25/33..............................    738,743        711,708
Capital Auto Receivables Asset Trust
 Series 2003-2, Class A4A, 1.96%,
 1/15/09..............................  1,229,453      1,217,494
Capital Auto Receivables Asset Trust
 Series 2006-1, Class A2A, 5.03%,
 9/15/08..............................  2,040,000      2,037,347
Chase Issuance Trust 2005, Class A8,
 4.94%, 10/15/12, (a).................  1,000,000      1,000,707
Citibank Credit Card Issuance Trust
 Series 2005-A6, Class A6, 4.56%,
 10/7/11, (a).........................  2,150,000      2,149,933
MBNA Credit Card Master Note Trust
 Series 2002-A5, Class A5, 5.08%,
 10/17/11, (a)........................  2,250,000      2,261,410
Peco Energy Transition Trust Series
 2000-A, Class A3, 7.625%, 3/1/10.....    600,000        634,253
SLM Student Loan Trust Series 2003-12,
 Class A3, 5.03%, 12/15/15, (a).......  2,250,000      2,255,714
Volkswagen Auto Lease Trust Series
 2004-A, Class A3, 2.84%, 7/20/07.....  1,514,300      1,505,683
                                                     -----------
TOTAL ASSET BACKED SECURITIES (COST
 $13,758,121).........................                13,774,249
                                                     -----------

----------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 12.3%
----------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
 Series 2005-WF2, Class AF2, 4.92%,
 8/25/35..............................  1,017,148      1,005,419
Countrywide Home Loans Series 2005-
 HYB8, Class 2A1, 5.385%, 12/20/35,
 (a)..................................  1,651,495      1,638,063
Fannie Mae IO Series 2000-16, Class
 PS, 3.64%, 10/25/29, (a) (c).........     84,607          5,256
Fannie Mae IO Series 2000-32, Class
 SV, 3.69%, 3/18/30, (a) (c)..........     29,046          1,219
Fannie Mae IO Series 2001-4, Class SA,
 2.64%, 2/17/31, (a) (c)..............    307,243         13,051
Fannie Mae IO Series 270, Class 2,
 8.50%, 9/1/23, (c)...................     64,603         16,162
Fannie Mae IO Series 296, Class 2,
 8.00%, 4/1/24, (c)...................     73,651         17,431
Fannie Mae IO Series 306, Class IO,
 8.00%, 5/1/30, (c)...................     93,060         23,098
FHA Weyerhauser, 7.43%, 1/1/24, (d)
 (e)..................................     34,389         34,389
Freddie Mac IO Series 1534, Class K,
 2.46%, 6/15/23, (a) (c)..............    202,076          8,347
Freddie Mac IO Series 2141, Class SD,
 3.24%, 4/15/29, (a) (c)..............    148,106         13,562
Freddie Mac IO Series 2247, Class SC,
 2.59%, 8/15/30, (a) (c)..............     97,524          3,511

----------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Freddie Mac Series 2894, Class QA,
 5.50%, 12/15/24......................  3,655,912      3,669,015
Freddie Mac Series 2962, Class CJ,
 5.50%, 11/15/23......................  2,177,372      2,180,447
Government National Mortgage
 Association IO Series 1999-30, Class
 S, 3.69%, 8/16/29, (a) (c)...........     89,114          5,741
Government National Mortgage
 Association IO Series 1999-30, Class
 SA, 3.09%, 4/16/29, (a) (c)..........    117,716          5,979
Government National Mortgage
 Association IO Series 1999-32, Class
 SB, 3.09%, 7/16/27, (a) (c)..........     32,152            678
J.P. Morgan Alternative Loan Trust
 Series 2005-S1, Class 2A9, 6.00%,
 12/25/35.............................  2,351,793      2,316,514
Morgan Stanley Mortgage Loan Trust
 Series 2006-3AR, Class 2A3, 5.92%,
 3/25/36..............................  1,625,537      1,630,175
Nomura Asset Acceptance Corp. Series
 2006-AP1, Class A2, 5.515%,
 2/25/36..............................    750,000        739,732
                                                     -----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS
 (COST $13,572,216)...................                13,327,789
                                                     -----------

----------------------------------------------------------------
 COMMERCIAL MORTGAGE BACKED SECURITIES - 7.7%
----------------------------------------------------------------
Banc of America Commercial Mortgage,
 Inc. Series 2000-2, Class A2, 7.20%,
 5/15/10..............................    675,000        713,514
Banc of America Commercial Mortgage,
 Inc. Series 2005-6, Class AM, 5.18%,
 9/10/47..............................    900,000        866,454
Commercial Mortgage Pass-Through
 Certificate Series 2005-FL11, Class
 A1, 5.05%, 11/15/17, (a) (b).........  1,219,356      1,219,271
DLJ Mortgage Acceptance Corp. IO
 Series 1997-CF1, Class S, 0.92%,
 5/15/30, (a) (b) (c).................    416,997          2,749
Global Signal Trust Series 2006-1,
 Class A2, 5.45%, 2/15/36, (a) (b)....    850,000        839,850
GMAC Commercial Mortgage Securities,
 Inc. IO Series 1996-C1, Class X2,
 2.22%, 10/15/28, (a) (c).............    115,437          2,319
GS Mortgage Securities Corp. IO Series
 1997-GL, Class X2, 0.90%, 7/13/30,
 (a) (c)..............................    364,321          3,407
JP Morgan Chase Commercial Mortgage
 Securities Corp. Series 2005-LDP5,
 Class AM, 5.22%, 12/15/44............  1,280,000      1,236,777
LB-UBS Commercial Mortgage Trust
 Series 2000-C3, Class A1, 7.95%,
 7/15/09..............................    204,401        207,331
LB-UBS Commercial Mortgage Trust
 Series 2006-C1, Class A4, 5.16%,
 2/15/31..............................  1,300,000      1,246,118
Morgan Stanley Capital I Series
 2006-T21, Class A4, 5.16%,
 10/12/52.............................  1,480,000      1,418,033
PNC Mortgage Acceptance Corp. Series
 2000-C2, Class A2, 7.30%, 10/12/33...    600,000        637,610
                                                     -----------
TOTAL COMMERCIAL MORTGAGE BACKED
 SECURITIES
 (COST $8,576,866)....................                 8,393,433
                                                     -----------

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    44

--------------------------------------------------------------------------------
 HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
 FOREIGN BONDS** - 0.9%
---------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
ICELAND - 0.2%
SOVEREIGN - 0.2%
Housing Finance Fund, 3.75%,
 2/15/24..............................  19,537,785       269,825
                                                     -----------
MEXICO - 0.7%
FINANCE - 0.3%
General Electric Capital Corp., 9.50%,
 8/4/10...............................  3,800,000        348,989
                                                     -----------
SOVEREIGN - 0.4%
Mexican Bonos, 9.00%, 12/22/11........  3,600,000        334,459
                                                     -----------
TOTAL FOREIGN BONDS**
 (COST $956,057)......................                   953,273
                                                     -----------

----------------------------------------------------------------
 MUNICIPAL BONDS - 0.9%
----------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.9%
Louisiana Local Government
 Environmental Facilities & Community
 Development, 6.30%, 7/1/30, (LOC
 AMBAC)...............................    850,000        923,559
                                                     -----------
TOTAL MUNICIPAL BONDS
 (COST $930,321)......................                   923,559
                                                     -----------

----------------------------------------------------------------
 INVESTMENT COMPANIES - 0.5%
----------------------------------------------------------------
HSBC Investor Money Market Fund Class
 I Shares *...........................    510,201        510,201
                                                     -----------
TOTAL INVESTMENT COMPANIES (COST
 $510,201)............................                   510,201
                                                     -----------
TOTAL INVESTMENTS
 (COST $120,021,934)  -- 109.0%.......               118,448,093
                                                     -----------
                                                     -----------

---------
Percentages indicated are based on net assets of $108,659,148.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on April 30, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on April 30, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e) Security was fair valued (See note 2) as of April 30, 2006.

 *   Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

AMBAC - American Municipal Bank Assurance Corp.

LOC - Letter of Credit

TBA - Security was traded on a 'to be announced' basis.

45    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

At April 30, 2006, the portfolio's open forward currency contracts were as follows:

                                                                         CONTRACT         CONTRACT                   UNREALIZED
                                                          DELIVERY        AMOUNT            VALUE                  APPRECIATION/
CURRENCY                                                    DATE     (LOCAL CURRENCY)   (U.S. DOLLAR)    VALUE     (DEPRECIATION)
--------                                                    ----     ----------------   -------------    -----     --------------
LONG CONTRACTS
Icelandic Krona.........................................  5/4/2006      18,667,246        $252,392      $251,852       $ (540)
Mexican Neuvo Peso......................................  5/2/2006       3,813,960         342,920       344,687        1,767
                                                                                          --------      --------       ------
TOTAL LONG CONTRACTS.................................................................     $595,312      $596,539       $1,227
                                                                                          --------      --------       ------
                                                                                          --------      --------       ------

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    46

--------------------------------------------------------------------------------
 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------
 CORPORATE OBLIGATIONS - 83.9%
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
ADVERTISING SERVICES - 4.0%
Iron Mountain, Inc., 8.625%, 4/1/13,
 Callable 4/1/06 @ 104.313............    250,000        260,313
R.H. Donnelley Corp., 6.875%, 1/15/13,
 Callable 1/15/09 @ 103.438 (a).......     90,000         83,700
R.H. Donnelley Corp., 6.875%, 1/15/13,
 Callable 1/15/09 @ 103.438...........    100,000         93,000
                                                     -----------
                                                         437,013
                                                     -----------
AEROSPACE/DEFENSE -- EQUIPMENT - 0.9%
DRS Technologies, Inc., 7.625%,
 2/1/18, Callable 2/1/11 @ 103.813....    100,000        102,625
                                                     -----------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 8.875%, 4/1/16,
 Callable 4/1/11 @ 104.438 (a)........     50,000         50,125
                                                     -----------
BUILDING & CONSTRUCTION PRODUCTS - 1.3%
Ply Gem Industries, Inc., 9.00%,
 2/15/12, Callable 2/18/08 @ 104.50...    150,000        144,375
                                                     -----------
CABLE TELEVISION - 4.5%
Cablevision Systems Corp., 8.00%,
 4/15/12..............................    250,000        249,375
Mediacom LLC, 7.875%, 2/15/11,
 Callable 2/15/06 @ 103.938...........    250,000        242,500
                                                     -----------
                                                         491,875
                                                     -----------
CHEMICALS - 3.0%
JohnsonDiversey, Inc., 9.625%,
 5/15/12, Callable 5/15/07 @
 104.813..............................    250,000        255,313
Millennium America, Inc., 9.25%,
 6/15/08..............................     25,000         26,125
PQ Corp., 7.75%, 2/15/13, Callable
 2/15/09 @ 103.75 (a).................     50,000         47,500
                                                     -----------
                                                         328,938
                                                     -----------
COMPUTER SOFTWARE - 0.5%
Activant Solutions Holdings, Inc.,
 9.50%, 5/1/16, Callable 5/1/11 @
 104.75 (a)...........................     50,000         50,875
                                                     -----------
CONTAINERS -- PAPER/PLASTIC - 2.4%
Solo Cup Co., 8.50%, 2/15/14, Callable
 2/15/2009 @ 104.25...................    250,000        237,500
Stone Container Finance Co. of Canada,
 7.375%, 7/15/14, Callable 7/15/09
 @ 103.688............................     25,000         23,000
                                                     -----------
                                                         260,500
                                                     -----------
DIVERSIFIED OPERATIONS - 1.0%
Stripes Acquisition LLC/Susser Finance
 Corp., 10.625%, 12/15/13, Callable
 12/15/2009 @ 105.313 (a).............    100,000        106,250
                                                     -----------
ELECTRIC - 1.5%
AES Corp., 7.75%, 3/1/14,.............     60,000         62,550
CMS Energy Corp., 6.875%, 12/15/15....    100,000         99,500
                                                     -----------
                                                         162,050
                                                     -----------
ENERGY - 4.3%
Copano Energy LLC, 8.125%, 3/1/16,
 Callable 3/1/11 @ 104.0625 (a).......     80,000         82,200
Massey Energy Co., 6.875%, 12/15/13,
 Callable 12/15/09 @ 103.44 (a).......    100,000         96,250

----------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Mirant North America LLC, 7.375%,
 12/31/13, Callable 12/31/09
 @ 103.688 (a)........................     50,000         50,188
Williams Cos., 6.375%, 10/1/10, (a)...    250,000        249,375
                                                     -----------
                                                         478,013
                                                     -----------
FINANCE - 8.3%
Basell AF SCA, 8.375%, 8/15/15,
 Callable 8/15/10 @ 104.188 (a).......    250,000        247,812
CCM Merger, Inc., 8.00%, 8/1/13,
 Callable 8/1/09 @ 104 (a)............    250,000        242,500
Ford Motor Credit Co., 7.375%,
 10/28/09.............................    100,000         92,398
General Motors Accept Corp., 6.875%,
 8/28/12..............................    300,000        279,542
Nalco Finance Holdings, Inc., 0.00%,
 2/1/14, Callable 2/1/09 @ 104.5
 (b)..................................     75,000         57,375
                                                     -----------
                                                         919,627
                                                     -----------
GAMBLING - 6.4%
Greektown Holdings, Inc., 10.75%,
 12/1/13, Callable 12/1/10 @ 105.375
 (a)..................................    100,000        105,000
Isle of Capri Casinos, Inc., 7.00%,
 3/1/14, Callable 3/1/09 @ 103.50.....    250,000        245,625
Kerzner International Ltd., 6.75%,
 10/1/15, Callable 10/1/10 @
 103.375..............................    250,000        259,375
MGM MIRAGE, Inc., 6.75%, 4/1/13,
 (a)..................................    100,000         98,500
                                                     -----------
                                                         708,500
                                                     -----------
LEISURE - 3.3%
AMC Entertainment, Inc., 11.00%,
 2/1/16, Callable 2/1/11 @ 105.50
 (a)..................................    100,000        108,500
K2, Inc., 7.375%, 7/1/14, Callable
 7/1/09 @ 103.688.....................    258,000        258,000
                                                     -----------
                                                         366,500
                                                     -----------
MACHINERY -- FARM - 0.4%
Case New Holland, Inc., 7.125%,
 3/1/14, Callable 3/1/10 @ 103.563
 (a)..................................     50,000         49,125
                                                     -----------
MANUFACTURING - 0.2%
Nutro Products, Inc., 10.75%, 4/15/14,
 Callable 4/15/09 @ 108.063 (a).......     25,000         25,875
                                                     -----------
MEDICAL - 0.9%
MultiPlan, Inc., 10.375%, 4/15/16,
 Callable 4/15/11 @ 105.188 (a).......    100,000        101,625
                                                     -----------
METAL PROCESSORS AND FABRICATION - 0.9%
TriMas Corp., 9.875%, 6/15/12,
 Callable 6/15/07 @ 104.938...........    100,000         93,750
                                                     -----------
OIL & GAS - 10.0%
Chaparral Energy, Inc., 8.50%,
 12/1/15, Callable 12/1/10 @ 104.25
 (a)..................................    100,000        103,000
Chesapeake Energy Corp., 6.875%,
 1/15/16, Callable 1/15/09 @
 103.438..............................    250,000        246,250
Clayton Williams Energy, Inc., 7.75%,
 8/1/13, Callable 8/1/2009 @ 103.875
 (a)..................................    100,000         94,250
Colorado Interstate Gas, 6.80%,
 11/15/15, (a)........................    150,000        150,109

47    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Compton Petroleum Finance Corp.,
 7.625%, 12/1/13, Callable 12/1/09
 @ 103.813............................    250,000        247,499
El Paso Production Holdings, 7.75%,
 6/1/13, Callable 6/1/08 @ 103.875....    150,000        154,688
Inergy LP/Inergy Finance, 8.25%,
 3/1/16, Callable 3/1/11 @ 104.125
 (a)..................................    100,000        102,750
                                                     -----------
                                                       1,098,546
                                                     -----------
PAPER & RELATED PRODUCTS - 5.0%
Abitibi-Consolidated Co. of Canada,
 8.375%, 4/1/15.......................    250,000        252,500
Exopac Holding Corp., 11.25%, 2/1/14,
 Callable 2/1/10 @ 105.625 (a)........     50,000         50,625
Georgia-Pacific Corp., 7.70%,
 6/15/15..............................    250,000        250,000
                                                     -----------
                                                         553,125
                                                     -----------
PHARMACY SERVICES - 0.9%
Omnicare, Inc., 6.75%, 12/15/13,
 Callable 12/15/09 @ 103.375..........    100,000         98,875
                                                     -----------
PUBLISHING - 2.6%
Block Communications, Inc., 8.25%,
 12/15/15, Callable 12/15/10
 @ 104.125 (a)........................     50,000         48,875
Morris Publishing, 7.00%, 8/1/13,
 Callable 8/1/08 @ 103.50.............    250,000        235,625
                                                     -----------
                                                         284,500
                                                     -----------
RENTAL -- AUTO AND EQUIPMENT - 1.9%
Avis Budget Car Rental, Inc., 7.625%,
 5/15/14, Callable 5/15/10 @ 103.81
 (a)..................................    100,000        101,750
Hertz Corp., 8.875%, 1/1/14, Callable
 1/1/10 @ 104.44 (a)..................    100,000        106,250
                                                     -----------
                                                         208,000
                                                     -----------
RESEARCH AND TESTING SERVICES - 0.5%
Cie Gen Geophysique, 7.50%, 5/15/15,
 Callable 5/15/10 @ 103.75 (a)........     50,000         51,625
                                                     -----------
RESTAURANTS - 2.7%
Dave & Busters. Inc., 11.25%, 3/15/14,
 Callable 3/15/10 @ 105.625 (a).......     50,000         50,500
Landry's Restaurants, Inc., 7.50%,
 12/15/14, Callable 12/15/09 @
 103.75...............................    200,000        192,000
NPC International, Inc., 9.50%,
 5/1/14, Callable 5/1/10 @ 104.75
 (a)..................................     50,000         50,500
                                                     -----------
                                                         293,000
                                                     -----------
RETAIL - 2.6%
Linens 'n Things, Inc., 10.70%,
 1/15/14, Callable 1/15/08 @ 102 (a)
 (c)..................................     50,000         50,625
The Jean Coutu Group PJC, Inc., 8.50%,
 8/1/14, Callable 8/1/09 @ 104.25.....    250,000        234,375
                                                     -----------
                                                         285,000
                                                     -----------

----------------------------------------------------------------
 CORPORATE OBLIGATIONS, CONTINUED
----------------------------------------------------------------
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------

SEMICONDUCTOR EQUIPMENT - 0.5%
Sensata Technologies BV, 8.00%,
 5/1/14, Callable 5/1/10 @ 104 (a)....     50,000         50,250
                                                     -----------
STEEL - 3.2%
AK Steel Corp., 7.75%, 6/15/12,
 Callable 6/15/07 @ 103.875...........    200,000        202,500
Gibraltar Industries, Inc., 8.00%,
 12/1/15, Callable 12/1/10 @ 104
 (a)..................................    150,000        152,625
                                                     -----------
                                                         355,125
                                                     -----------
TELECOMMUNICATIONS - 7.5%
Centennial Communications Corp.,
 10.00%, 1/1/13, Callable 1/1/09 @
 107.50...............................    100,000        104,000
Cincinnati Bell, Inc., 8.375%,
 1/15/14, Callable 1/15/09 @
 104.1885.............................    250,000        255,625
Insight Midwest L.P., 9.75%, 10/1/09,
 Callable 10/1/06 @ 101.625...........    250,000        257,500
Nordic Telephone Co. Holdings, 8.875%,
 5/1/16, Callable 5/1/11 @ 104.438
 (a)..................................     50,000         51,750
Rural Cellular Corp., 9.75%, 1/15/10,
 Callable 1/15/07 @ 103.25............     50,000         51,563
Wind Acquisition Financial SA, 10.75%,
 12/1/15, Callable 12/1/10 @
 105.375..............................    100,000        110,500
                                                     -----------
                                                         830,938
                                                     -----------
WASTE DISPOSAL - 2.2%
Allied Waste North America, Inc.,
 7.375%, 4/15/14, Callable 4/15/09 @
 103.688..............................    250,000        246,250
                                                     -----------
TOTAL CORPORATE OBLIGATIONS (COST
 $9,076,618)..........................                 9,232,875
                                                     -----------

----------------------------------------------------------------
 INVESTMENT COMPANIES - 15.9%
----------------------------------------------------------------
Investors Bank Trust Cash Reserve.....  1,754,963      1,754,963
                                                     -----------
TOTAL INVESTMENT COMPANIES (COST
 $1,754,963)..........................                 1,754,963
                                                     -----------
TOTAL INVESTMENTS
 (COST $10,831,581) - 99.8%..........                10,987,838
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $11,015,360.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(b)  Step Coupon. Rate set to step up to 9.0% on 2/2/09.

(c) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on April 30, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    48

--------------------------------------------------------------------------------
 HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

-----------------------------------------------------------------
 COMMON STOCKS - 95.3%
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------
AEROSPACE & DEFENSE - 3.8%
General Dynamics Corp....................     20,300    1,332,086
The Boeing Co............................     10,600      884,570
                                                       ----------
                                                        2,216,656
                                                       ----------
BUSINESS SERVICES - 2.9%
Paychex, Inc.............................     41,650    1,682,244
                                                       ----------
CHEMICALS - 3.0%
Monsanto Co..............................     20,700    1,726,380
                                                       ----------
COMPUTER SOFTWARE - 10.5%
Adobe Systems, Inc. (a)..................     30,550    1,197,560
Automatic Data Processing, Inc...........     12,100      533,368
CheckFree Corp. (a)......................     26,850    1,446,409
Electronic Arts, Inc. (a)................     10,150      576,520
Microsoft Corp...........................     42,650    1,029,998
SAP AG ADR...............................     23,700    1,294,730
                                                       ----------
                                                        6,078,585
                                                       ----------
COMPUTERS - 1.5%
Apple Computer, Inc. (a).................     12,250      862,278
                                                       ----------
CONSUMER PRODUCTS - 7.5%
Colgate-Palmolive Co.....................     26,450    1,563,724
Harman International Industries, Inc.....      5,700      501,543
PepsiCo, Inc.............................     20,000    1,164,800
The Procter & Gamble Co..................     18,650    1,085,617
                                                       ----------
                                                        4,315,684
                                                       ----------
DIVERSIFIED MANUFACTURING OPERATIONS  -
 6.0%
Caterpillar, Inc.........................     26,900    2,037,406
General Electric Co......................     41,412    1,432,441
                                                       ----------
                                                        3,469,847
                                                       ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 4.3%
Broadcom Corp. (a).......................     13,200      542,652
Maxim Integrated Products, Inc...........     11,850      417,831
Microchip Technology, Inc................     41,750    1,555,605
                                                       ----------
                                                        2,516,088
                                                       ----------
FINANCIAL SERVICES - 14.2%
Franklin Resources, Inc..................      5,950      554,064
Goldman Sachs Group, Inc.................      8,600    1,378,494
Legg Mason, Inc..........................     17,900    2,120,792
Robert Half International, Inc...........     23,500      993,345
SLM Corp.................................     45,000    2,379,599
The Chicago Mercantile Exchange
 Holdings, Inc...........................      1,700      778,600
                                                       ----------
                                                        8,204,894
                                                       ----------
HEALTH CARE - 3.5%
DENTSPLY International, Inc..............      9,650      575,816
Medtronic, Inc...........................     11,150      558,838
UnitedHealth Group, Inc..................     17,400      865,476
                                                       ----------
                                                        2,000,130
                                                       ----------

-----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------

HOTELS & LODGING - 3.5%
Las Vegas Sands Corp. (a)................     31,200    2,022,072
                                                       ----------
INSURANCE - 1.2%
AFLAC, Inc...............................     15,200      722,608
                                                       ----------
INTERNET RELATED - 4.1%
eBay, Inc. (a)...........................     12,450      428,405
Google, Inc., Class A (a)................      4,700    1,964,318
                                                       ----------
                                                        2,392,723
                                                       ----------
OIL & GAS - 7.3%
Schlumberger Ltd.........................     29,850    2,063,829
Smith International, Inc.................     50,950    2,151,619
                                                       ----------
                                                        4,215,448
                                                       ----------
PHARMACEUTICALS - 7.5%
Alcon, Inc...............................      5,650      574,662
Allergan, Inc............................      6,150      631,728
Genentech, Inc. (a)......................     15,979    1,273,686
Gilead Sciences, Inc. (a)................     22,600    1,299,499
Johnson & Johnson........................      9,650      565,587
                                                       ----------
                                                        4,345,162
                                                       ----------
RESTAURANTS - 1.0%
Starbucks Corp. (a)......................     15,300      570,231
                                                       ----------
RETAIL - 7.5%
Abercrombie & Fitch Co., Class A.........     10,100      613,373
Best Buy Co., Inc........................     10,225      579,349
Home Depot, Inc..........................     23,750      948,337
Staples, Inc.............................     13,025      343,990
Walgreen Co..............................     44,417    1,862,404
                                                       ----------
                                                        4,347,453
                                                       ----------
TELECOMMUNICATIONS - 4.2%
Cisco Systems, Inc. (a)..................     73,550    1,540,873
QUALCOMM, Inc............................     17,400      893,316
                                                       ----------
                                                        2,434,189
                                                       ----------
TRANSPORTATION - 1.8%
Expeditors International of Washington,
 Inc.....................................     12,250    1,048,723
                                                       ----------
TOTAL COMMON STOCKS
 (COST $47,890,794)......................              55,171,395
                                                       ----------

-----------------------------------------------------------------
 INVESTMENT COMPANIES - 4.6%
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------
HSBC Investor Money
 Market Fund Class I Shares *............  2,644,023    2,644,023
                                                       ----------
TOTAL INVESTMENT COMPANIES (COST
 $2,644,023).............................               2,644,023
                                                       ----------
TOTAL INVESTMENTS
 (COST $50,534,817) - 99.9%.............              57,815,418
                                                       ----------
                                                       ----------

---------

Percentages indicated are based on net assets of $57,888,505.

(a) Represents non-income producing security.

 * Investment in affiliate.

ADR  -- American Depositary Receipt

49    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR VALUE PORTFOLIO
--------------------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

-----------------------------------------------------------------
 COMMON STOCKS - 95.3%
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------
AEROSPACE & DEFENSE - 7.5%
Lockheed Martin Corp.....................     19,400    1,472,460
Northrop Grumman Corp....................     28,600    1,913,340
Raytheon Co..............................     28,300    1,252,841
                                                       ----------
                                                        4,638,641
                                                       ----------
BANKING - 4.8%
Bank of America Corp.....................     23,600    1,178,112
Wells Fargo & Co.........................     25,800    1,772,202
                                                       ----------
                                                        2,950,314
                                                       ----------
BUSINESS SERVICES - 2.2%
Pitney Bowes, Inc........................     32,100    1,343,385
                                                       ----------
COMPUTER SOFTWARE - 5.7%
CA, Inc..................................     87,100    2,208,856
Microsoft Corp...........................     54,300    1,311,345
                                                       ----------
                                                        3,520,201
                                                       ----------
CONGLOMERATES - 1.9%
Loews Corp...............................     11,200    1,188,880
                                                       ----------
CONSUMER PRODUCTS - 6.6%
Altria Group, Inc........................     29,200    2,136,272
Kimberly-Clark Corp......................     24,500    1,433,985
Tyson Foods, Inc. -- Class A.............     34,200      499,320
                                                       ----------
                                                        4,069,577
                                                       ----------
DIVERSIFIED MANUFACTURING
 OPERATIONS -  2.1%
Ingersoll-Rand Co., Class A..............     29,800    1,303,750
                                                       ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -  1.5%
Agilent Technologies, Inc. (a)...........     24,564      943,749
                                                       ----------
FINANCIAL SERVICES - 18.0%
Citigroup, Inc...........................     36,707    1,833,515
Countrywide Financial Corp...............     76,600    3,114,556
Fannie Mae...............................     41,500    2,099,900
Genworth Financial, Inc., Class A........     50,900    1,689,880
J.P. Morgan Chase & Co...................     34,150    1,549,727
MGIC Investment Corp.....................     11,800      834,260
                                                       ----------
                                                       11,121,838
                                                       ----------
GAS & ELECTRIC UTILITY - 2.1%
Dominion Resources, Inc..................     17,000    1,272,790
                                                       ----------
INSURANCE - 7.0%
Aetna, Inc...............................     16,600      639,100
AON Corp.................................     26,900    1,127,379
Radian Group, Inc........................     17,400    1,091,328
The Hartford Financial Services Group,
 Inc.....................................     15,700    1,443,301
                                                       ----------
                                                        4,301,108
                                                       ----------

-----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------

MEDIA - 6.8%
CBS Corp., Class B.......................     33,050      841,784
Liberty Media Corp., Class A (a).........    100,350      837,923
Viacom, Inc., Class B (a)................     63,800    2,541,153
                                                       ----------
                                                        4,220,860
                                                       ----------
METALS & MINING - 6.4%
Barrick Gold Corp........................     62,700    1,911,096
POSCO ADR................................     11,800      831,546
Rio Tinto PLC ADR........................      5,300    1,180,310
                                                       ----------
                                                        3,922,952
                                                       ----------
OIL & GAS - 11.0%
ConocoPhillips...........................     16,271    1,088,530
Kerr-McGee Corp..........................     30,589    3,054,617
Noble Energy, Inc........................     59,000    2,653,820
                                                       ----------
                                                        6,796,967
                                                       ----------
PAPER PRODUCTS - 1.6%
International Paper Co...................     26,800      974,180
                                                       ----------
TELECOMMUNICATIONS - 8.1%
AT&T, Inc................................     44,900    1,176,829
BellSouth Corp...........................     21,050      711,069
Comcast Corp. Special Class A (a)........     42,300    1,304,109
Motorola, Inc............................     47,900    1,022,665
Sprint Nextel Corp.......................     30,600      758,880
                                                       ----------
                                                        4,973,552
                                                       ----------
TRANSPORTATION - 2.0%
Union Pacific Corp.......................     13,200    1,203,972
                                                       ----------
TOTAL COMMON STOCKS
 (COST $46,902,116)......................              58,746,716
                                                       ----------

-----------------------------------------------------------------
 INVESTMENT COMPANIES - 4.7%
-----------------------------------------------------------------
                                            SHARES      VALUE($)
                                           ---------   ----------
HSBC Investor Money Market Fund
 Class I Shares*.........................  2,922,921    2,922,921
                                                       ----------
TOTAL INVESTMENT COMPANIES
 (COST $2,922,921).......................               2,922,921
                                                       ----------
TOTAL INVESTMENTS
 (COST $49,825,037) - 100.0%............              61,669,637
                                                       ----------
                                                       ----------

---------

Percentages indicated are based on net assets of $61,678,884.
(a) Represents non-income producing security.

 * Investment in Affiliate
ADR - American Depository Receipt

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    50

--------------------------------------------------------------------------------
 HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------
 COMMON STOCKS - 97.4%
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                         ---------   -----------
AUSTRALIA - 0.6%
Macquarie Airports.....................   699,400      1,742,312
                                                     -----------
AUSTRIA - 0.5%
Omv AG.................................    20,500      1,425,073
                                                     -----------
BELGIUM - 1.1%
Delhaize Group.........................    29,300      2,110,360
KBC Bankverzekeringsholding............    11,300      1,310,639
                                                     -----------
                                                       3,420,999
                                                     -----------
BRAZIL - 1.9%
Braskem SA-Pref........................    40,000        275,234
Gerdau SA ADR..........................    75,150      1,300,095
Petroleo Brasileiro SA ADR.............    27,700      2,462,253
Unibanco ADR...........................     8,100        642,735
Usinas Siderurgicas de Minas Gerais
 SA....................................    30,200      1,146,890
                                                     -----------
                                                       5,827,207
                                                     -----------
CANADA - 3.3%
Canadian Natural Resources.............    43,400      2,609,126
EnCana Corp............................    30,000      1,499,732
ING Canada, Inc........................    32,800      1,766,176
IPSCO, Inc.............................     8,900        918,663
Nexen, Inc.............................    20,000      1,168,903
Teck Cominco Ltd., B shares............    32,300      2,227,307
                                                     -----------
                                                      10,189,907
                                                     -----------
CHINA - 0.1%
China Petroleum & Chemical Corp........   592,000        376,061
                                                     -----------
FINLAND - 0.5%
Sampo OYJ, Class A.....................    77,000      1,589,011
                                                     -----------
FRANCE - 11.3%
Assurances Generales de France.........    36,800      4,651,236
BNP Paribas New (a)....................     1,580        144,194
BNP Paribas SA.........................    15,800      1,492,766
Credit Agricole SA.....................    89,990      3,625,617
Renault SA.............................    55,300      6,417,498
Sanofi-Aventis.........................    57,800      5,449,941
Societe Generale.......................    33,700      5,147,861
Thomson SA.............................    58,900      1,218,462
Total SA, B Shares.....................    24,700      6,829,522
                                                     -----------
                                                      34,977,097
                                                     -----------
GERMANY - 9.1%
Allianz AG.............................     9,300      1,554,360
Continental AG.........................    51,400      6,117,921
E.ON AG (a)............................    41,000      5,024,345
Fresenius Medical Care AG..............    11,800      1,415,518
MAN AG.................................    66,000      5,001,804
Muenchener Rueckversicherungs-
 Gesellschaft AG.......................    28,600      4,047,010
RWE AG.................................    44,500      3,856,850
TUI AG.................................    41,500        884,159
                                                     -----------
                                                      27,901,967
                                                     -----------
HONG KONG - 0.1%
Sino Land Co., Ltd.....................   142,200        236,603
                                                     -----------


----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                         ---------   -----------
HUNGARY - 0.4%
MOL Magyar Olaj -- es Gazipari Rt.
 GDR...................................     9,600      1,128,000
                                                     -----------
ISRAEL - 0.5%
Bank Hapoalim BM.......................   286,600      1,445,806
                                                     -----------
ITALY - 1.9%
Buzzi Unicem SpA.......................    27,300        698,366
ENI SpA................................   166,500      5,082,559
                                                     -----------
                                                       5,780,925
                                                     -----------
JAPAN - 27.3%
Alps Electric Co., Ltd.................    55,000        965,700
Canon, Inc.............................    89,300      6,831,822
East Japan Railway Co..................       102        796,469
EDION Corp.............................    67,800      1,640,659
Hitachi, Ltd...........................   144,000      1,071,304
Honda Motor Co., Ltd...................    23,500      1,669,873
ITOCHU Corp............................   317,000      2,879,034
Japan Tobacco, Inc.....................     1,200      4,827,404
JFE Holdings, Inc......................   140,100      5,439,104
Kobe Steel, Ltd........................   958,000      3,256,443
Kyocera Corp...........................    11,400      1,064,401
Mitsubishi Corp........................   129,000      3,121,607
Mitsubishi UFJ Financial Group, Inc....       172      2,704,260
Mitsui & Co., Ltd......................   171,000      2,584,901
Mitsui Chemicals, Inc..................   396,000      2,866,087
Mitsui O.S.K. Lines, Ltd...............   451,000      3,228,502
Nippon Mining Holdings, Inc............   360,000      3,329,644
Nippon Telegraph & Telephone Corp......       344      1,540,975
Nissan Motor Co., Ltd..................   225,100      2,959,813
ORIX Corp..............................    19,300      5,797,628
Sanyo Shinpan Finance Co., Ltd.........    23,750      1,403,931
Sega Sammy Holdings, Inc...............    17,400        693,860
Sony Corp..............................    12,510        628,522
Sumitomo Heavy Industries, Ltd.........   128,000      1,349,144
Sumitomo Metal Industries, Ltd.........   294,000      1,239,526
Sumitomo Mitsui Financial Group,
 Inc...................................       598      6,565,657
The Tokyo Electric Power Co., Inc......    90,600      2,327,668
Tokyo Gas Co., Ltd.....................   529,000      2,560,202
Toyota Motor Corp......................   123,900      7,247,904
UNY Co., Ltd...........................    90,000      1,608,696
                                                     -----------
                                                      84,200,740
                                                     -----------
LUXEMBOURG - 0.9%
Arcelor................................    63,680      2,618,626
                                                     -----------
NETHERLANDS - 5.2%
ABN AMRO Holding NV....................    92,253      2,756,756
European Aeronautic Defence and Space
 Co....................................    79,660      3,143,112
ING Groep NV...........................   190,468      7,750,669
Koninklijke Philips Electronics NV.....    35,000      1,207,475
Royal Dutch Shell plc, A Shares........    33,600      1,151,971
                                                     -----------
                                                      16,009,983
                                                     -----------
PHILLIPINES - 0.3%
Philippine Long Distance Telephone
 Co....................................    21,000        830,658
                                                     -----------

51    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                    HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                         ---------   -----------
SINGAPORE - 1.8%
Flextronics International, Ltd. (a)....   162,400      1,844,864
Singapore Telecommunications, Ltd......  2,104,630     3,648,416
                                                     -----------
                                                       5,493,280
                                                     -----------
SOUTH AFRICA - 0.9%
Sanlam, Ltd............................   554,040      1,433,443
Telkom South Africa, Ltd...............    28,000        667,988
Tiger Brands, Ltd......................    20,800        580,425
                                                     -----------
                                                       2,681,856
                                                     -----------
SOUTH KOREA - 1.7%
Industrial Bank of Korea GDR...........    88,300      1,910,812
Kookmin Bank ADR.......................    14,600      1,300,130
POSCO ADR..............................    29,000      2,043,630
                                                     -----------
                                                       5,254,572
                                                     -----------
SPAIN - 3.1%
Endesa SA..............................   143,600      4,767,527
Repsol YPF SA..........................   155,000      4,629,842
                                                     -----------
                                                       9,397,369
                                                     -----------
SWITZERLAND - 1.9%
Credit Suisse Group....................    81,100      5,095,734
Novartis AG............................    13,460        772,446
                                                     -----------
                                                       5,868,180
                                                     -----------
TAIWAN - 1.0%
China Steel Corp. GDR..................    36,470        708,612
Compal Electronics, Inc. GDR...........   222,840      1,236,762
Gigabyte Technology Co., Ltd...........   270,112        213,635
Taiwan Semiconductor Manufacturing Co.,
 Ltd...................................   491,141      1,049,736
                                                     -----------
                                                       3,208,745
                                                     -----------
THAILAND - 0.3%
PTT Public Company Ltd. plc............   121,400        795,959
                                                     -----------

----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                         ---------   -----------
UNITED KINGDOM - 21.7%
AstraZeneca plc........................    61,200      3,381,031
Aviva plc..............................   346,270      5,057,110
Barclays plc...........................   410,200      5,123,200
BHP Billiton plc.......................    47,100        969,549
BP Amoco plc...........................   255,100      3,146,540
British Aerospace plc..................   485,500      3,695,734
British American Tobacco plc...........   110,300      2,819,542
Friends Provident plc..................   782,500      2,807,076
George Wimpey plc......................   244,600      2,334,684
HBOS plc...............................   260,121      4,564,899
Mitchells & Butlers plc................   119,800      1,075,221
Punch Taverns plc......................   185,000      2,954,819
Royal & Sun Alliance Insurance Group
 plc...................................   736,000      1,851,876
Royal Bank of Scotland Group plc.......   169,100      5,521,972
Royal Dutch Shell plc, B Shares........    45,973      1,643,749
Sainsbury plc..........................   410,062      2,499,056
Tate & Lyle plc........................   191,100      1,933,787
Taylor Woodrow plc.....................   361,600      2,525,121
Vodafone Group plc.....................  2,871,953     6,781,132
Whitbread plc..........................   145,200      2,965,102
Xstrata plc............................    96,000      3,472,705
                                                     -----------
                                                      67,123,905
                                                     -----------
TOTAL COMMON STOCKS
 (COST $208,441,583)...................              299,524,841
                                                     -----------

----------------------------------------------------------------
 REPURCHASE AGREEMENTS - 1.4%
----------------------------------------------------------------
Investors Bank & Trust, 3.21%,
 purchased on 4/28/06, due 5/01/06 with
 maturity
 value of $4,429,637 (Collateralized
 fully by various U.S. Government
 Obligations)..........................  4,428,452     4,428,452
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
 (COST $4,428,452).....................                4,428,452
                                                     -----------

----------------------------------------------------------------
 RIGHTS & WARRANTS - 0.0%
----------------------------------------------------------------
UNITED KINGDOM - 0.0%
TI Automotive Ltd., Class A (a) (b)....   190,000              0
                                                     -----------
TOTAL RIGHTS & WARRANTS
 (COST $0).............................                        0
                                                     -----------
TOTAL INVESTMENTS
 (COST $212,870,035) - 98.8%..........               303,953,293
                                                     -----------
                                                     -----------

---------
Percentages indicated are based on net assets of $307,492,484.
(a) Represents non-income producing security.
(b) Represents illiquid security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    52

--------------------------------------------------------------------------------
 HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS
--------                                                      ----------
Aerospace & Defense.........................................      2.2%
Automotive..................................................      7.9%
Banking & Financial Services................................     20.9%
Building & Construction.....................................      1.8%
Cash........................................................      1.4%
Chemicals...................................................      1.0%
Computer Related............................................      0.5%
Drugs -- Medical............................................      3.6%
Electrical..................................................      3.6%
Electronic Components & Semiconductors......................      2.5%
Food & Beverage.............................................      1.0%
Insurance...................................................      8.1%
Leisure.....................................................      1.0%
Manufacturing...............................................      7.1%
Metals & Mining.............................................      8.2%
Multimedia..................................................      0.4%
Oil & Gas...................................................     15.3%
Real Estate.................................................      0.1%
Retail......................................................      3.1%
Telecommunications..........................................      4.4%
Tobacco.....................................................      2.5%
Tourism.....................................................      0.3%
Transportation Services.....................................      1.9%
                                                                ------
Total Investments...........................................     98.8%
                                                                ------
Other assets in excess of liabilities.......................      1.2%
                                                                ------
Net Assets..................................................    100.0%
                                                                ------
                                                                ------

53    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
                                    HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
     SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

At April 30, 2006, the portfolio's open forward currency contracts were as follows:

                                                                       CONTRACT         CONTRACT                     UNREALIZED
                                                       DELIVERY         AMOUNT            VALUE                    APPRECIATION/
CURRENCY                                                 DATE      (LOCAL CURRENCY)   (U.S. DOLLAR)     VALUE      (DEPRECIATION)
--------                                                 ----      ----------------   -------------     -----      --------------
LONG CONTRACTS
Japanese Yen.........................................   5/1/2006     105,000,000       $  921,295     $  922,266     $     971

SHORT CONTRACTS
Swiss Franc..........................................  6/15/2006       6,520,000       $5,158,432     $5,285,637     $(127,205)

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    54

--------------------------------------------------------------------------------
 HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------
 COMMON STOCKS  - 95.7%
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                        ----------   -----------
ADVERTISING  - 2.6%
Monster Worldwide, Inc. (a)...........    112,800      6,474,720
                                                     -----------
AEROSPACE & DEFENSE  - 1.0%
Hexcel Corp. (a)......................    107,000      2,363,630
                                                     -----------
BANKING  - 3.0%
East West Bancorp, Inc................    101,200      4,014,604
Wintrust Financial Corp...............     65,500      3,389,625
                                                     -----------
                                                       7,404,229
                                                     -----------
BIOTECHNOLOGY  - 2.9%
Celgene Corp. (a).....................    168,700      7,112,392
                                                     -----------
COMMERCIAL SERVICES  - 4.2%
Alliance Data Systems Corp. (a).......     90,900      4,999,500
Schawk, Inc., Class A.................     67,400      1,707,916
Sotheby's Holdings, Inc. (a)..........    125,400      3,760,746
                                                     -----------
                                                      10,468,162
                                                     -----------
COMPUTER SOFTWARE  - 9.6%
Activision, Inc. (a)..................     58,400        828,696
CheckFree Corp. (a)...................     55,100      2,968,237
Mercury Interactive Corp. (a).........     78,400      2,822,400
Satyam Computer Services Ltd. ADR.....     96,500      3,472,070
Sina Corp. (a)........................    103,100      2,726,995
SRA International, Inc., Class A
 (a)..................................    142,700      4,569,254
Transaction Systems Architects, Inc.,
 Class A (a)..........................    157,000      6,270,580
                                                     -----------
                                                      23,658,232
                                                     -----------
CONSULTING SERVICES  - 1.1%
LECG Corp. (a)........................     19,400        358,706
Resources Connection, Inc. (a)........     84,900      2,283,810
                                                     -----------
                                                       2,642,516
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS  - 8.6%
Actuant Corp., Class A................     40,100      2,564,395
AMETEK, Inc...........................    150,500      7,415,135
AptarGroup, Inc.......................     40,900      2,143,569
IDEX Corp.............................    130,300      6,619,240
The Stanley Works.....................     48,000      2,508,000
                                                     -----------
                                                      21,250,339
                                                     -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS  - 10.3%
Atmel Corp. (a).......................    470,300      2,464,372
ATMI, Inc. (a)........................     98,600      2,800,240
Cognos, Inc. (a)......................    128,600      4,792,922
Integrated Device Technology, Inc.
 (a)..................................    157,600      2,398,672
Power Integrations, Inc. (a)..........     90,200      1,909,534
Thermo Electron Corp. (a).............    174,500      6,725,230
Varian Semiconductor Equipment
 Associates, Inc. (a).................    132,850      4,350,838
                                                     -----------
                                                      25,441,808
                                                     -----------
ENVIRONMENTAL SERVICES  - 4.0%
Republic Services, Inc., Class A......    139,500      6,139,395
Waste Connections, Inc. (a)...........     98,900      3,807,650
                                                     -----------
                                                       9,947,045
                                                     -----------
FINANCIAL SERVICES  - 2.4%
Affiliated Managers Group, Inc. (a)...     57,600      5,834,880
                                                     -----------
HEALTH CARE  - 12.7%
Advanced Medical Optics, Inc. (a).....     51,200      2,385,920
Charles River Laboratories
 International,
 Inc. (a).............................     42,800      2,022,300

----------------------------------------------------------------
 COMMON STOCKS, CONTINUED
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                        ----------   -----------
CYTYC Corp. (a).......................    117,400      3,034,790
Manor Care, Inc.......................    145,900      6,397,715
Omnicare, Inc.........................    140,100      7,945,070
Respironics, Inc. (a).................    180,900      6,624,558
Ventana Medical Systems (a)...........     61,600      2,999,920
                                                     -----------
                                                      31,410,273
                                                     -----------
HOSPITALS  - 1.4%
Triad Hospitals, Inc. (a).............     86,900      3,580,280
                                                     -----------
MEDIA  - 1.7%
Meredith Corp.........................     85,600      4,245,760
                                                     -----------
OIL & GAS  - 12.1%
Chesapeake Energy Corp................    140,700      4,457,376
Consol Energy, Inc....................     65,500      5,577,980
Denbury Resources, Inc. (a)...........    157,000      5,118,200
Massey Energy Co......................    142,700      5,515,355
Peabody Energy Corp...................     66,600      4,253,076
Smith International, Inc..............    118,000      4,983,140
                                                     -----------
                                                      29,905,127
                                                     -----------
PHARMACEUTICALS  - 6.6%
Elan Corp. PLC ADR (a)................    505,400      7,434,434
MGI Pharma, Inc. (a)..................     33,000        616,440
OSI Pharmaceuticals, Inc. (a).........    208,900      5,550,473
Santarus, Inc. (a)....................    369,700      2,854,084
                                                     -----------
                                                      16,455,431
                                                     -----------
REAL ESTATE  - 1.0%
Northstar Realty Finance Corp.........     59,700        669,237
The Mills Corp........................     60,000      1,914,600
                                                     -----------
                                                       2,583,837
                                                     -----------
RETAIL  - 6.6%
Advance Auto Parts, Inc...............    116,800      4,697,696
Dick's Sporting Goods, Inc. (a).......     70,700      2,980,005
P.F. Chang's China Bistro, Inc. (a)...     37,600      1,602,136
PETsMART, Inc.........................    138,700      3,836,442
Williams-Sonoma, Inc..................     78,400      3,282,608
                                                     -----------
                                                      16,398,887
                                                     -----------
TELECOMMUNICATIONS  - 2.0%
Polycom, Inc. (a).....................    227,700      5,009,400
                                                     -----------
TRANSPORTATION  - 1.9%
J.B. Hunt Transport Services, Inc.....    202,300      4,820,809
                                                     -----------
TOTAL COMMON STOCKS (COST $177,833,854)              237,007,757
                                                     -----------

----------------------------------------------------------------
 INVESTMENT COMPANIES  - 3.3%
----------------------------------------------------------------
                                          SHARES      VALUE($)
                                        ----------   -----------
HSBC Investor Money Market Fund Class
 I Shares*............................  8,247,705      8,247,705
                                                     -----------
TOTAL INVESTMENT COMPANIES
 (COST $8,247,705)                                     8,247,705
                                                     -----------
TOTAL INVESTMENTS
 (COST $186,081,559)  -- 99.0%                       245,255,462
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $247,708,167.
(a)  Represents non-income producing security.
*    Investment in Affiliate
ADR -- American Depository Receipt

55    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

                                                        HSBC INVESTOR PORTFOLIOS

              STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                       INTERMEDIATE
                                         DURATION          CORE PLUS          HIGH YIELD
                                       FIXED INCOME       FIXED INCOME       FIXED INCOME          GROWTH             VALUE
                                        PORTFOLIO          PORTFOLIO        PORTFOLIO (A)        PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in non-affiliates,
    at value                           $23,147,654        $117,937,892       $10,987,838        $55,171,395        $ 58,746,716
   Investments in affiliates, at
    value                                   60,896             510,201                --          2,644,023           2,922,921
   Interest and dividends
    receivable                             168,622           1,011,426           180,023             42,353              81,836
   Receivable for investments sold       1,978,010          14,102,691                --          1,338,859                  --
   Unrealized appreciation on
    forward foreign currency
    contracts                                  368               1,767                --                 --                  --
   Prepaid expenses and other
    assets                                     520               7,177             7,058                976               1,137
                                       -----------        ------------       -----------        -----------        ------------
   TOTAL ASSETS                         25,356,070         133,571,154        11,174,919         59,197,606          61,752,610
                                       -----------        ------------       -----------        -----------        ------------

...................................................................................................................................
LIABILITIES:
   Cash overdraft                               --                  --                --                 --              27,625
   Payable for investments
    purchased                            3,664,746          24,850,475           150,000          1,259,823                  --
   Unrealized depreciation on
    forward foreign currency
    contracts                                  107                 540                --                 --                  --
   Accrued expenses and other
    liabilities:
      Investment management                  7,375              42,688             4,560             23,112              26,068
      Administration                         1,876               6,606               285              1,799               1,899
      Accounting                             3,595               6,278             4,114              5,335               4,213
      Compliance service                        61                 160                55                 20                  39
      Custodian                              5,809               2,679                --             18,212              13,092
      Trustee                                   --                  --                74                 --                  --
      Other                                    736               2,580               471                800                 790
                                       -----------        ------------       -----------        -----------        ------------
   TOTAL LIABILITIES                     3,684,305          24,912,006           159,559          1,309,101              73,726
                                       -----------        ------------       -----------        -----------        ------------

...................................................................................................................................
NET ASSETS:
   Applicable to investors'
    beneficial interest                $21,671,765        $108,659,148       $11,015,360        $57,888,505        $ 61,678,884
                                       -----------        ------------       -----------        -----------        ------------
                                       -----------        ------------       -----------        -----------        ------------
   Investments, at cost                $23,530,643        $120,021,934       $10,831,581        $50,534,817        $ 49,825,037
                                       -----------        ------------       -----------        -----------        ------------
                                       -----------        ------------       -----------        -----------        ------------
   Foreign currency, at cost
                                     ---------------    ------------       ------------       ------------       ------------

(a) The High Yield Fixed Income Portfolio commenced operation on November 18, 2005.

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    56

HSBC INVESTOR PORTFOLIOS

                                      INTERNATIONAL        SMALL CAP
                                          EQUITY             EQUITY
                                        PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------
ASSETS:
   Investments in non-affiliates,
    at value                           $303,953,293       $237,007,757
   Investments in affiliates, at
    value                                        --          8,247,705
   Cash                                          --             27,625
   Foreign currency                       3,480,827                 --
   Interest and dividends
    receivable                            1,411,755             70,436
   Receivable for investments sold          365,663          3,280,115
   Unrealized appreciation on
    forward foreign currency
    contracts                                   971                 --
   Prepaid expenses and other
    assets                                   12,048             20,627
                                       ------------       ------------
   TOTAL ASSETS                         309,224,557        248,654,265
                                       ------------       ------------

..........................................................................
LIABILITIES:
   Payable for investments
    purchased                             1,351,991            765,721
   Unrealized depreciation on
    forward foreign currency
    contracts                               127,205                 --
   Accrued expenses and other
    liabilities:
      Investment management                 217,625            160,167
      Administration                         12,611             11,691
      Accounting                              3,504              3,610
      Compliance service                        130                188
      Custodian                              15,276                 --
      Trustee                                    --                 --
      Other                                   3,731              4,721
                                       ------------       ------------
   TOTAL LIABILITIES                      1,732,073            946,098
                                       ------------       ------------
NET ASSETS:
   Applicable to investors'
    beneficial interest                $307,492,484       $247,708,167
                                       ------------       ------------
                                       ------------       ------------
   Investments, at cost                $212,870,035       $186,081,559
                                       ------------       ------------
                                       ------------       ------------
   Foreign currency, at cost           $  3,317,581
                                       ------------
                                       ------------

57    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

                                                        HSBC INVESTOR PORTFOLIOS

 STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                       INTERMEDIATE
                                         DURATION          CORE PLUS          HIGH YIELD
                                       FIXED INCOME       FIXED INCOME       FIXED INCOME          GROWTH             VALUE
                                        PORTFOLIO          PORTFOLIO        PORTFOLIO (A)        PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                            $   651,070        $  2,995,063        $  270,687         $       --        $        --
   Dividends                                    --                  --             6,930            225,785            531,470
   Dividend income from affiliated
    investments                              5,869              49,468                --             34,315             31,292
   Income from securities lending            3,075              17,878                --                 19                113
                                       -----------        ------------        ----------         ----------        -----------
   TOTAL INVESTMENT INCOME                 660,014           3,062,409           277,617            260,119            562,875
                                       -----------        ------------        ----------         ----------        -----------
.................................................................................................................................
EXPENSES:
   Investment management                    51,488             261,162            21,182            132,919            149,916
   Administration                            4,827              21,074             1,324             10,088             10,708
   Accounting                               29,688              35,520            27,432             28,429             27,296
   Compliance service                          230                 870                98                352                388
   Custodian                                10,633              25,069            15,049             10,712             13,092
   Trustee                                     365               1,371               150                548                606
   Other                                     2,127               8,100               645              3,284              3,535
                                       -----------        ------------        ----------         ----------        -----------
   TOTAL EXPENSES                           99,358             353,166            65,880            186,332            205,541
                                       -----------        ------------        ----------         ----------        -----------
.................................................................................................................................
   NET INVESTMENT INCOME (LOSS)            560,656           2,709,243           211,737             73,787            357,334
                                       -----------        ------------        ----------         ----------        -----------
.................................................................................................................................
NET REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gains (losses) from
    investments and foreign
    currency transactions                 (402,173)         (1,657,869)           12,241          2,754,704          1,945,744
   Change in unrealized
    appreciation/depreciation from
    investments and foreign
    currencies                              99,229               8,919           156,257          1,293,178          4,979,185
                                       -----------        ------------        ----------         ----------        -----------
.................................................................................................................................
   Net realized/unrealized gains
    (losses) from investments and
    foreign currency transactions         (302,944)         (1,648,950)          168,498          4,047,882          6,924,929
                                       -----------        ------------        ----------         ----------        -----------
   CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                    $   257,712        $  1,060,293        $  380,235         $4,121,669        $ 7,282,263
                                       -----------        ------------        ----------         ----------        -----------
                                       -----------        ------------        ----------         ----------        -----------

(a) The High Yield Fixed Income Portfolio commenced operations on November 18, 2005.

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    58

HSBC INVESTOR PORTFOLIOS

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) (CONTINUED)

                                      INTERNATIONAL        SMALL CAP
                                          EQUITY             EQUITY
                                        PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                            $     33,150       $         --
   Dividends                              2,749,453            518,945
   Dividend income from affiliated
    investments                                  --             97,727
   Foreign tax withholding                 (215,505)                --
   Income from securities lending                --              7,230
                                       ------------       ------------
   TOTAL INVESTMENT INCOME                2,567,098            623,902
                                       ------------       ------------

..........................................................................
EXPENSES:
   Investment management                    882,918            931,724
   Administration                            48,859             43,675
   Accounting                                46,366             27,328
   Compliance service                         1,681              1,611
   Custodian                                119,047             34,367
   Trustee                                    2,633              2,526
   Other                                     14,758             14,224
                                       ------------       ------------
   TOTAL EXPENSES                         1,116,262          1,055,455
                                       ------------       ------------

..........................................................................
   NET INVESTMENT INCOME (LOSS)           1,450,836           (431,553)
                                       ------------       ------------

..........................................................................
NET REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gains (losses) from
    investments and foreign
    currency transactions                11,980,778         22,894,387
   Change in unrealized
    appreciation/depreciation from
    investments and foreign
    currencies                           51,766,202         21,977,857
                                       ------------       ------------

..........................................................................
   Net realized/unrealized gains
    (losses) from investments and
    foreign currency transactions        63,746,980         44,872,244
                                       ------------       ------------
   CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                    $ 65,197,816       $ 44,440,691
                                       ------------       ------------
                                       ------------       ------------

59    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

                                                        HSBC INVESTOR PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                INTERMEDIATE DURATION                                 CORE PLUS
                                                    FIXED INCOME                                    FIXED INCOME
                                                      PORTFOLIO                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         FOR THE                                         FOR THE
                                    SIX MONTHS ENDED            FOR THE             SIX MONTHS ENDED            FOR THE
                                     APRIL 30, 2006           YEAR ENDED             APRIL 30, 2006           YEAR ENDED
                                       (UNAUDITED)         OCTOBER 31, 2005            (UNAUDITED)         OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                 $    560,656           $  1,897,871             $  2,709,243           $  6,493,010
   Net realized gains (losses)
    from investment and foreign
    currency transactions                    (402,173)              (162,231)              (1,657,869)             7,083,274
   Change in unrealized
    appreciation/depreciation from
    investments and foreign
    currencies                                 99,229             (1,247,772)                   8,919            (10,643,468)
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                              257,712                487,868                1,060,293              2,932,816
                                         ------------           ------------             ------------           ------------
Proceeds from contributions                   803,700              6,926,443               18,592,258             31,409,368
Value of withdrawals                      (12,199,333)           (38,301,414)             (33,523,183)           (81,271,788)
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS FROM
 TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST                      (11,395,633)           (31,374,971)             (14,930,925)           (49,862,420)
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS                      (11,137,921)           (30,887,103)             (13,870,632)           (46,929,604)
................................................................................................................................
NET ASSETS:
   Beginning of period                     32,809,686             63,696,789              122,529,780            169,459,384
                                         ------------           ------------             ------------           ------------
   End of period                         $ 21,671,765           $ 32,809,686             $108,659,148           $122,529,780
                                         ------------           ------------             ------------           ------------
                                         ------------           ------------             ------------           ------------

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    60

HSBC INVESTOR PORTFOLIOS

                                                     HIGH YIELD
                                                    FIXED INCOME
---------------------------------------------------------------------------------
                                         FOR THE
                                      PERIOD ENDED
                                    APRIL 30, 2006 (a)
                                       (UNAUDITED)
------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                 $    211,737
   Net realized gains (losses)
    from investment transactions               12,241
   Change in unrealized
    appreciation/depreciation from
    investments                               156,257
                                         ------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                              380,235
                                         ------------
Proceeds from contributions                11,582,416
Value of withdrawals                         (947,291)
                                         ------------
CHANGE IN NET ASSETS FROM
 TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST                       10,635,125
                                         ------------
CHANGE IN NET ASSETS                       11,015,360
...........................................................
NET ASSETS:
   Beginning of period                             --
                                         ------------
   End of period                         $ 11,015,360
                                         ------------
                                         ------------

---------

(a) The High Yield Fixed Income Portfolio commenced operations on November 18, 2005.

61    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

                                                        HSBC INVESTOR PORTFOLIOS

                                                       GROWTH                                           VALUE
                                                      PORTFOLIO                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                           FOR THE                                         FOR THE
                                       SIX MONTHS ENDED           FOR THE              SIX MONTHS ENDED           FOR THE
                                        APRIL 30, 2006          PERIOD ENDED            APRIL 30, 2006           YEAR ENDED
                                         (UNAUDITED)          OCTOBER 31, 2005           (UNAUDITED)          OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                 $     73,787           $    403,238             $    357,334           $    721,613
   Net realized gains (losses)
    from investment transactions            2,754,704              2,375,542                1,945,744              4,124,126
   Change in unrealized
    appreciation/depreciation from
    investments                             1,293,178              3,995,556                4,979,185              4,254,259
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                            4,121,669              6,774,336                7,282,263              9,099,998
                                         ------------           ------------             ------------           ------------
Proceeds from contributions                11,019,790             15,081,868                8,492,544             14,013,050
Value of withdrawals                       (6,667,653)           (22,121,709)              (8,246,371)           (30,376,597)
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS FROM
 TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST                        4,352,137             (7,039,841)                 246,173            (16,363,547)
                                         ------------           ------------             ------------           ------------
CHANGE IN NET ASSETS                        8,473,806               (265,505)               7,528,436             (7,263,549)
................................................................................................................................
NET ASSETS:
   Beginning of period                     49,414,699             49,680,204               54,150,448             61,413,997
                                         ------------           ------------             ------------           ------------
   End of period                         $ 57,888,505           $ 49,414,699             $ 61,678,884           $ 54,150,448
                                         ------------           ------------             ------------           ------------
                                         ------------           ------------             ------------           ------------

See notes to financial statements.                HSBC INVESTOR PORTFOLIOS    62

HSBC INVESTOR PORTFOLIOS

                                                INTERNATIONAL EQUITY                              SMALL CAP EQUITY
                                                      PORTFOLIO                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         FOR THE                                         FOR THE
                                    SIX MONTHS ENDED             FOR THE            SIX MONTHS ENDED            FOR THE
                                     APRIL 30, 2006            YEAR ENDED            APRIL 30, 2006           YEAR ENDED
                                       (UNAUDITED)          OCTOBER 31, 2005           (UNAUDITED)         OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)          $  1,450,836         $      4,381,037          $    (431,553)         $  (1,294,078)
   Net realized gains (losses)
    from investment and foreign
    currency transactions                  11,980,778               18,977,305             22,894,387             62,035,547
   Change in unrealized
    appreciation/depreciation from
    investments and foreign
    currencies                             51,766,202               17,737,274             21,977,857            (17,237,446)
                                         ------------         ----------------          -------------          -------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                           65,197,816               41,095,616             44,440,691             43,504,023
                                         ------------         ----------------          -------------          -------------
Proceeds from contributions                38,879,905               68,931,727             15,966,433             24,917,377
Value of withdrawals                      (26,815,089)             (99,822,646)           (31,477,182)          (208,976,448)
                                         ------------         ----------------          -------------          -------------
CHANGE IN NET ASSETS FROM
 TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST                       12,064,816              (30,890,919)           (15,510,749)          (184,059,071)
                                         ------------         ----------------          -------------          -------------
CHANGE IN NET ASSETS                       77,262,632               10,204,697             28,929,942           (140,555,048)
................................................................................................................................
NET ASSETS:
   Beginning of period                    230,229,852              220,025,155            218,778,225            359,333,273
                                         ------------         ----------------          -------------          -------------
   End of period                         $307,492,484         $    230,229,852          $ 247,708,167          $ 218,778,225
                                         ------------         ----------------          -------------          -------------
                                         ------------         ----------------          -------------          -------------

63    HSBC INVESTOR PORTFOLIOS                See notes to financial statements.

--------------------------------------------------------------------------------
          HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
          FINANCIAL HIGHLIGHTS

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                  -------------------------------------------------------------------------------
                                                                    RATIO OF        RATIO OF NET
                                                  NET ASSETS AT     EXPENSES         INVESTMENT          RATIO OF
                                                     END OF        TO AVERAGE      INCOME (LOSS)         EXPENSES
                                     TOTAL           PERIOD            NET           TO AVERAGE         TO AVERAGE      PORTFOLIO
                                   RETURN(a)         (000'S)        ASSETS(b)      NET ASSETS(b)     NET ASSETS(b)(c)   TURNOVER
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE DURATION FIXED
 INCOME PORTFOLIO
Period ended October 31, 2001 (d)                   $115,180          0.55%              4.97%             0.55%         102.01%
Year ended October 31, 2002                          149,815          0.51%              4.60%             0.51%          44.04%
Year ended October 31, 2003            4.42%          84,488          0.53%              3.70%             0.53%          98.42%
Year ended October 31, 2004            4.48%          63,697          0.57%              3.54%             0.57%          50.06%
Year ended October 31, 2005            0.76%(e)       32,810          0.49%(e)           3.85%(e)          0.58%         107.26%
Six months ended April 30, 2006
 (unaudited)                           0.88%          21,672          0.77%              4.37%             0.77%         124.22%
---------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Year ended October 31, 2001                         $242,914          0.53%              6.53%             0.53%         341.26%
Year ended October 31, 2002                          385,802          0.48%              5.14%             0.48%          77.82%
Year ended October 31, 2003            5.80%         203,551          0.48%              4.38%             0.48%          70.91%
Year ended October 31, 2004            5.56%         169,459          0.52%              4.31%             0.52%          34.88%
Year ended October 31, 2005            1.64%(e)      122,530          0.40%(e)           4.25%(e)          0.53%         176.60%
Six months ended April 30, 2006
 (unaudited)                           0.88%         108,659          0.63%              4.82%             0.63%         147.29%
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED INCOME
 PORTFOLIO
Period ended April 30, 2006
 (unaudited) (d)                       4.68%          11,015          1.84%              5.91%             1.84%           6.94%
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
Period ended October 31, 2004
 (d)                                  (0.86%)       $ 49,680          0.72%              0.06%             0.72%          53.08%
Year ended October 31, 2005           13.59%(e)       49,415          0.63%(e)           0.77%(e)          0.68%          79.54%
Six months ended April 30, 2006
 (unaudited)                           8.32%          57,889          0.69%              0.27%             0.69%          36.21%
---------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
Period ended October 31, 2004
 (d)                                   6.12%        $ 61,414          0.71%              1.28%             0.71%          10.33%
Year ended October 31, 2005           15.23%(e)       54,150          0.64%(e)           1.15%(e)          0.69%          16.45%
Six months ended April 30, 2006
 (unaudited)                          13.58%          61,679          0.72%              1.25%             0.72%           9.31%
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Year ended October 31, 2001                         $275,848          0.90%              0.54%             0.90%          26.90%
Year ended October 31, 2002                          256,616          0.91%              0.63%             0.91%          31.63%
Year ended October 31, 2003           23.70%         201,805          0.96%              1.00%             0.96%          68.51%
Year ended October 31, 2004           20.29%         220,025          0.94%              1.53%             0.94%         106.11%
Year ended October 31, 2005           19.54%         230,230          0.84%              1.92%             0.84%          31.32%
Six months ended April 30, 2006
 (unaudited)                          28.12%         307,492          0.86%              1.11%             0.86%          14.64%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY PORTFOLIO
Year ended October 31, 2001                         $265,573          0.98%             (0.65%)            0.98%          52.47%
Year ended October 31, 2002                          266,217          0.99%             (0.78%)            0.99%         103.90%
Year ended October 31, 2003           33.30%         426,181          0.91%             (0.62%)            0.91%         152.05%
Year ended October 31, 2004            5.93%         359,333          0.88%             (0.52%)            0.88%          81.75%
Year ended October 31, 2005           14.35%(e)      218,778          0.85%(e)          (0.45%)(e)         0.90%          63.95%
Six months ended April 30, 2006
 (unaudited)                          21.06%         247,708          0.91%             (0.37%)            0.91%          31.02%
---------------------------------------------------------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(d) Intermediate Duration Fixed Income Portfolio commenced operations on
    January 24, 2001.
    High Yield Fixed Income Portfolio commenced operations on November 18, 2005. Value Portfolio commenced operations on May 7, 2004.
    Growth Portfolio commenced operations on May 7, 2004.
(e) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Portfolios related to violations of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.09%, 0.12%, 0.05%, 0.05% and 0.04% for Intermediate Duration Fixed Income Portfolio, Core Plus Fixed Income Portfolio, Growth Portfolio, Value Portfolio and Small Cap Equity Portfolio, respectively.

See notes to financial statements.

                                                  HSBC INVESTOR PORTFOLIOS    64

--------------------------------------------------------------------------------
 HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1.  ORGANIZATION:

        The HSBC Investor Portfolios (the 'Portfolio Trust'), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following master funds (individually a 'Portfolio,' collectively the 'Portfolios'):

        PORTFOLIO                                            SHORT NAME
        ---------                                            ----------
        HSBC Investor Intermediate Duration Fixed            Intermediate Duration Fixed Income
          Income Portfolio (formerly the HSBC Investor       Portfolio
          Limited Maturity Portfolio)
        HSBC Investor Core Plus Fixed Income Portfolio       Core Plus Fixed Income Portfolio
          (formerly the HSBC Investor Fixed Income
          Portfolio)
        HSBC Investor High Yield Fixed Income Portfolio      High Yield Fixed Income Portfolio
        HSBC Investor Growth Portfolio                       Growth Portfolio
        HSBC Investor Value Portfolio                        Value Portfolio
        HSBC Investor International Equity Portfolio         International Equity Portfolio
        HSBC Investor Small Cap Equity Portfolio             Small Cap Equity Portfolio

        The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Financial Statements for all other series of the HSBC Investor Family of Funds are published separately.

        Under the Portfolio Trust's organizational documents, the Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

        The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an

65    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

    SECURITIES TRANSACTIONS AND RELATED INCOME:

        During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

    FOREIGN CURRENCY TRANSLATION:

        The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

        The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

    FUTURES CONTRACTS:

        Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as 'variation margin,' are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

                                                  HSBC INVESTOR PORTFOLIOS    66

--------------------------------------------------------------------------------
 HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    MORTGAGE DOLLAR ROLL TRANSACTIONS:

        The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

    RESTRICTED AND ILLIQUID SECURITIES:

        A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the '1933 Act') or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At April 30, 2006, the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:

                                                ACQUISITION    ACQUISITION   PRINCIPAL
 SECURITY NAME                                      DATE         COST($)     AMOUNT($)   VALUE($)
 -------------                                      ----         -------     ---------   --------
 FHA Weyerhauser, 7.43%, 1/1/24................   3/28/2002       32,498       34,389     34,389

    SECURITY LOANS:

        To generate additional income, the Portfolios may lend portfolio securities in amounts up to 33 1/3%, except for Small Cap Equity Portfolio, which may lend up to 30%, of its respective assets pursuant to agreements requiring that the loan be collateralized by cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ('HSBC Bank'), an affiliate of the Investment Adviser (defined below), acts as the securities lending agent for this activity. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC Bank to be of good standing and creditworthy under guidelines approved by the Board of Trustees and when, in the judgement of HSBC Bank, the amounts that can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of April 30, 2006, the Portfolios did not have any securities on loan.

    LINE OF CREDIT:

        The Portfolios may borrow up to $50 million under the terms of a short-term, demand note agreement with HSBC Bank. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

        During the period ended April 30, 2006, the details of the borrowings were as follows (based on actual number of days on which the respective Portfolios borrowed monies):

                                                               AVERAGE AMOUNT      AVERAGE
  FUND                                                          OUTSTANDING     INTEREST RATE
  ----                                                          -----------     -------------
  Core Plus Fixed Income Portfolio...........................    $7,732,592         4.60%

67    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    EXPENSE ALLOCATIONS:

        Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among various or all series within the HSBC Investor Family of Funds in relation to net assets or on another reasonable basis.

    FEDERAL INCOME TAXES:

        Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its Feeders, and is therefore not subject to U.S. Federal income tax. As such, an investor in the Portfolios will be taxed on their share of the Portfolios' ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT MANAGEMENT:

        HSBC Investments (USA) Inc. ('HSBC' or the 'Investment Adviser'), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises and administers the Portfolios' investments. Waddell & Reed Investment Management Company, NWQ Investment Management Co., LLC, AllianceBernstein Investment Research and Management, and Westfield Capital Management, LLC serve as Sub-Investment Advisers for the Growth Portfolio, Value Portfolio, International Equity Portfolio and the Small Cap Equity Portfolio, respectively, and are paid for their services directly by HSBC.

        For its services as Investment Adviser, HSBC receives a fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Intermediate Duration Fixed Income Portfolio's average daily net assets and 0.60% of the High Yield Fixed Income Portfolio's average daily net assets.

        For its services as Investment Adviser, HSBC receives, from the Core Plus Fixed Income Portfolio, a fee accrued daily and paid monthly at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
        ------------------------------------                          --------
        Up to $50 million...........................................   0.575%
        In excess of $50 million but not exceeding $95 million......   0.450%
        In excess of $95 million but not exceeding $150 million.....   0.200%
        In excess of $150 million but not exceeding $250 million....   0.400%
        In excess of $250 million...................................   0.350%

        For their services as Investment Adviser and Sub-Investment Adviser, respectively, HSBC and Waddell & Reed Investment Management Company receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
        ------------------------------------                          --------
        Up to $50 million...........................................   0.500%
        In excess of $50 million but not exceeding $100 million.....   0.425%
        In excess of $100 million but not exceeding $200 million....   0.375%
        In excess of $200 million...................................   0.325%

                                                  HSBC INVESTOR PORTFOLIOS    68

--------------------------------------------------------------------------------
 HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

        For their services as Investment Adviser and Sub-Investment Adviser, respectively, HSBC and NWQ Investment Management Co., LLC receive in aggregate, from the Value Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
        ------------------------------------                          --------
        Up to $500 million..........................................   0.525%
        In excess of $500 million but not exceeding $1 billion......   0.475%
        In excess of $1 billion.....................................   0.425%

        For their services as Investment Adviser and Sub-Investment Adviser, respectively, HSBC and AllianceBernstein Investment Research and Management receive in aggregate, from the International Equity Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
        ------------------------------------                          --------
        Up to $10 million...........................................   1.015%
        In excess of $10 million but not exceeding $25 million......   0.925%
        In excess of $25 million but not exceeding $50 million......    0.79%
        In excess of $50 million but not exceeding $100 million.....    0.70%
        In excess of $100 million...................................    0.61%

        For their services as Investment Adviser and Sub-Investment Adviser, respectively, HSBC and Westfield Capital Management, LLC receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Small Cap Equity Portfolio's average daily net assets.

    ADMINISTRATION:

        HSBC serves the Portfolios as Administrator. Under the terms of the administration agreement, HSBC receives from the Portfolios fee, accrued daily and paid monthly, at an annual rate of:

        BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
        ---------------------------------                             --------
        Up to $8 billion............................................   0.075%
        In excess of $8 billion but not exceeding $9.25 billion.....   0.070%
        In excess of $9.25 billion but not exceeding $12 billion....   0.050%
        In excess of $12 billion....................................   0.030%

        The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds; however the assets of the Portfolios and Feeder Funds that invest in the Portfolios are not double-counted. The total administration fee paid to BISYS is allocated to each series in the HSBC Investor Family of Funds based upon its proportionate share of the aggregate net assets of the Family of Funds. For assets invested in the Portfolios by Feeder Funds, the Portfolios pay half of the administration fee and the Feeder Funds pay half of the administration fee, for a combination of the total fee rate set forth above.

        Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ('BISYS Ohio') a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Portfolio Trust's sub-administrator subject to the general supervision of the Portfolio Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points), which is retained by HSBC.

        All voluntary administration fee waivers are not subject to recoupment in subsequent fiscal periods.

        Under a Compliance Services Agreement between the Portfolios' and BISYS Ohio (the 'CCO Agreement'), BISYS Ohio makes an employee available to serve as the Portfolios' Chief Compliance Officer (the 'CCO'). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Portfolios' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $117,433 for the period ended April 30, 2006, plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as 'Compliance Service'. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

69    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

    FUND ACCOUNTING, CUSTODIAN AND TRUSTEE:

        BISYS Ohio provides fund accounting services for the Portfolios. For its services to the Portfolios, BISYS Ohio receives an annual fee per Portfolio, including reimbursement of certain expenses, from each Portfolio accrued daily and paid monthly.

        HSBC Bank serves as custodian to the Portfolios. Investor's Bank & Trust Company ('IBT') serves as custodian for the High Yield Fixed Income Portfolio and for the foreign assets of all Portfolios. Compensation paid to HSBC Bank and IBT for services to the Portfolios as custodian is presented in the Statements of Operations as custodian fees.

        Each of the six non-interested Trustees are compensated with a $24,000 annual Board retainer, as well as a $1,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

    OTHER:

        For its services as securities lending agent, HSBC Bank (see note
    2 -- Security Loans) receives a fee equal to 0.06% of the average dollar value of the loans outstanding during a given month from the Portfolios. Income from securities lending, net of related expenses, is recorded as earned by the Portfolios. The fees collected by HSBC Bank for the period ended April 30, 2006 were:

        PORTFOLIO                                                       FEE
        ---------                                                       ---
        Intermediate Duration Fixed Income Portfolio................   $  161
        Core Plus Fixed Income Portfolio............................      940
        Growth Portfolio............................................       38
        Value Fund Portfolio........................................      188
        Small Cap Equity Portfolio..................................    7,966

        The HSBC Investor Family of Funds may use affiliated broker/dealers for the execution of portfolio investment trades. For the period ended April 30, 2006, affiliated broker/dealers did not receive any commissions on the execution of trades related to the HSBC Investor Family of Funds.

4.  INVESTMENT TRANSACTIONS:

        For the period ended April 30, 2006, each Portfolio purchased and sold securities, excluding short-term securities, in the following amounts:

                                               PURCHASES           SALES         PURCHASES       SALES
                                            (EXCLUDING U.S.   (EXCLUDING U.S.     OF U.S.       OF U.S.
        PORTFOLIO NAME                        GOVERNMENT)       GOVERNMENT)     GOVERNMENT    GOVERNMENT
        --------------                        -----------       -----------     ----------    ----------
        Intermediate Duration Fixed Income
          Portfolio.......................    $18,980,122      $ 26,046,165     $10,635,614   $13,580,774
        Core Plus Fixed Income
          Portfolio.......................     96,558,425       108,148,784      53,046,523    55,825,407
        High Yield Fixed Income
          Portfolio.......................      8,661,436           460,125              --            --
        Growth Portfolio..................     21,737,014        18,902,135              --            --
        Value Portfolio...................      5,195,941         6,171,912              --            --
        International Equity Portfolio....     46,727,645        37,687,328              --            --
        Small Cap Equity Portfolio........     71,494,223        95,269,342              --            --

                                                  HSBC INVESTOR PORTFOLIOS    70

--------------------------------------------------------------------------------
 HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) (CONTINUED)

5.  FEDERAL INCOME TAX INFORMATION:

        As of April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                           NET UNREALIZED
                                                         TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
        PORTFOLIO NAME                      TAX COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
        --------------                      --------      ------------     ------------    --------------
        Intermediate Duration Fixed
          Income Portfolio..............  $ 23,555,072    $    17,465      $  (363,987)     $  (346,522)
        Core Plus Fixed Income
          Portfolio.....................   120,194,657        165,198       (1,911,762)      (1,746,564)
        High Yield Fixed Income
          Portfolio.....................    10,831,581        191,438          (35,181)         156,257
        Growth Portfolio................    50,665,009      8,014,230         (863,821)       7,150,409
        Value Portfolio.................    49,869,239     13,159,409       (1,359,011)      11,800,398
        International Equity
          Portfolio.....................   213,186,293     92,595,218       (1,828,218)      90,767,000
        Small Cap Equity Portfolio......   187,367,893     60,814,195       (2,926,626)      57,887,569

71    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
              INVESTMENT ADVISER CONTRACT APPROVAL -- APRIL 30, 2006 (UNAUDITED)

        The Board of Trustees (the 'Board of Trustees') of the HSBC Investor Trust, HSBC Advisor Trust and HSBC Portfolio Trust (collectively, the 'Trusts'), and the non-interested Trustees, voting separately, approved the renewal of the Investment Advisory Contracts and, where applicable Sub-Advisory Contracts, with respect to the respective series of the Trusts then existing (collectively, the 'Existing Funds') at an in-person meeting held on December 12, 2005. For the HSBC Investor High Yield Fixed Income Fund and HSBC Investor High Yield Fixed Income Portfolio (the 'High Yield Funds') the Board of Trustees reviewed and approved the initial investment advisory agreement on June 13, 2005 (the Existing Funds and High Yield Funds are collectively referred to as the 'Funds' and the Investment Advisory Contracts and Sub-Advisory Contracts are collectively referred to as the 'Agreements').

        In determining whether it was appropriate to approve the Agreements for the Funds, the Board of Trustees requested information from the Adviser and the various Sub-Advisers that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided for each Fund, the Board of Trustees determined that the relevant Agreement is consistent with the best interests of the Funds and their shareholders, and enables the Funds to receive high quality services at a cost that is appropriate and reasonable. The Board of Trustees made these determinations on the basis of the following considerations, among others:

        - Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board of Trustees considered the nature, quality and extent of the investment advisory services to be provided by the Adviser (and, as applicable to the Equity Funds, the sub-advisers), in light of the high quality services provided to the Funds, and each Fund's historic performance. In the case of the High Yield Funds, the Board of Trustees considered the historical performance and experience of the management team in managing other mutual funds having similar investment objectives. For the High Yield Funds and other Fixed Income Funds, the Board also considered the historical performance and experience of the management team in managing other accounts, and the reasonable expectation of achieving competitive performance for these Funds. The Board of Trustees also considered the general and administrative and marketing services provided to the Funds by the Adviser. With respect to the Equity Funds, the Board considered the capabilities and performance of the Adviser's Multimanager unit. The Board of Trustees also considered the sufficiency of the Adviser's capabilities and oversight for both internally managed Funds as well as the sub-advised Equity Funds. The Board of Trustees further considered the Adviser's and Sub-Advisers' ability to obtain best execution on portfolio transactions.

        - Investment Performance of the Funds, Adviser and Sub-Advisers. The Board of Trustees considered short-term and long-term investment performance of each Fund over various periods of time as compared to a peer group of comparable funds. The Board of Trustees also considered the Equity Funds' sub-adviser's historic performance managing accounts having similar investment objectives as the Fund. With respect to the High Yield Funds, the Trustees considered the various measurements of investment performance provided with respect to the high yield team, and the significant achievements by the team in its management of high-yield products.

        - Costs of Services and Profits Realized by the Adviser. The Board of Trustees considered the Adviser's overall profitability and costs and an analysis of the estimated profitability to the Adviser from its relationship with the Funds. The Board of Trustees considered that the advisory fees under the Agreements were within the range of those of similar funds, noting the high level of resource, expertise and experience that was provided to the Funds by the Adviser and Sub-Advisers. For the Equity Funds, the Board of Trustees concluded that the combined advisory fees payable to the Adviser and each of the Equity Fund's Sub-Advisers are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the advisory fee to similar fees paid by comparable mutual funds.

        - Other Relevant Considerations. The Board of Trustees considered the Adviser's and Sub-Adviser's representations regarding staffing and capabilities to manage the Funds. The Board of Trustees also considered the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Sub-Advisers.

        Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees by a unanimous vote of those present in person at the meetings (including a separate vote of the Independent Trustees present in person at the meeting) approved the Agreements.

                                                  HSBC INVESTOR PORTFOLIOS    72

--------------------------------------------------------------------------------
 HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
 TABLE OF SHAREHOLDER EXPENSES (UNAUDITED) -- APRIL 30, 2006

        As a shareholder of the HSBC Investor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

        The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

    ACTUAL EXPENSES

        The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                                                                             EXPENSE PAID
                                              BEGINNING        ENDING           DURING           EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE       PERIOD*          DURING PERIOD
                                               11/1/05         4/30/06      11/1/05-4/30/06     11/1/05-4/30/06
                                               -------         -------      ---------------     ---------------
        Intermediate Duration Fixed Income
          Portfolio                           $1,000.00       $1,008.80         $  3.84                0.77%
        Core Plus Fixed Income Portfolio       1,000.00        1,008.80            3.14                0.63%
        High Yield Fixed Income
          Portfolio**                          1,000.00        1,046.80            8.51                1.84%
        Growth Portfolio                       1,000.00        1,083.20            3.56                0.69%
        Value Portfolio                        1,000.00        1,135.80            3.81                0.72%
        International Equity Portfolio         1,000.00        1,281.20            4.86                0.86%
        Small Cap Equity Portfolio             1,000.00        1,210.60            4.99                0.91%

---------
 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expense ratios and rates of return for the period from November 18, 2005 to April 30, 2006.

73    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
         TABLE OF SHAREHOLDER EXPENSES (UNAUDITED) -- APRIL 30, 2006 (CONTINUED)

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor Funds's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             EXPENSE PAID
                                              BEGINNING        ENDING           DURING         EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE       PERIOD*        DURING PERIOD
                                               11/1/05         4/30/06      11/1/05-4/30/06   11/1/05-4/30/06
                                               -------         -------      ---------------   ---------------
        Intermediate Duration Fixed Income
          Portfolio                           $1,000.00       $1,020.98         $  3.86              0.77%
        Core Plus Fixed Income Portfolio       1,000.00        1,021.67            3.16              0.63%
        High Yield Fixed Income
          Portfolio**                          1,000.00        1,015.62            9.25              1.84%
        Growth Portfolio                       1,000.00        1,021.37            3.46              0.69%
        Value Portfolio                        1,000.00        1,021.22            3.61              0.72%
        International Equity Portfolio         1,000.00        1,020.53            4.31              0.86%
        Small Cap Equity Portfolio             1,000.00        1,020.28            4.56              0.91%

---------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expense ratios for the period from November 18, 2005 to April 30, 2006 and has been annualized to reflect values for the period November 1, 2005 to April 30, 2006.

                                             HSBC INVESTOR FAMILY OF FUNDS    74

    A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders or on the Fund's website at www.investorfunds.us.hsbc.com and the Securities and Exchange Commission's website at http://www.sec.gov. A copy of the Fund's voting record for the most recent 12 month period ending June 30 is available at the Security and Exchange Commission's website at http://www.sec.gov.

    Schedules of Portfolio Investments for fiscal quarters ending January 31 and July 31 will be available no later than 60 days after each period end, without charge, on the Fund's website at www.investorfunds.us.hsbc.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

HSBC Investor LifeLine Funds:

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Investments (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
  HSBC Investor Growth Portfolio
  Waddell & Reed Investment Management Company
  6300 Lamar Avenue
  Overland Park, KS 66202

  HSBC Investor Value Portfolio
  NWQ Investment Management Co., LLC
  2049 Century Park East, 16th Floor
  Los Angeles, CA 90067

  HSBC Investor International Equity Portfolio
  AllianceBernstein Investment Research and Management
  1345 Avenue of the Americas, 39th Floor
  New York, NY 10105

  HSBC Investor Small Cap Equity Portfolio
  Westfield Capital Management, LLC
  One Financial Center
  Boston, MA 02111

SHAREHOLDER SERVICING AGENTS
  For HSBC Bank USA, N.A. and
  HSBC Securities (USA) Inc. Clients
  HSBC Bank USA, N.A.
  452 Fifth Avenue
  New York, NY 10018
  1-888-525-5757

  For All Other Shareholders
  HSBC Investor Funds
  P.O. Box 182845 Columbus, OH 43218-2845
  1-800-782-8183

TRANSFER AGENT,
DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIANS
  HSBC Investor Intermediate Duration Fixed Income Portfolio
  HSBC Investor Core Plus Fixed Income Portfolio
  HSBC Investor Growth Portfolio
  HSBC Investor Value Portfolio
  HSBC Investor Small Cap Equity Portfolio
  HSBC Bank USA, N.A.
  452 Fifth Avenue
  New York, NY 10018

  HSBC Investor High Yield Fixed Income Fund
  HSBC Investor International Equity Portfolio
  Investors Bank & Trust Company
  200 Clarendon Street -D 16th Floor
  Boston, MA 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

The HSBC LifeLine Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.

HSB-001                                                                   6/06

Item 2. Code of Ethics.

Not applicable - only for annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.



Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)
Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.


(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC INVESTOR PORTFOLIOS
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Richard A. Fabietti
                          ------------------------------------------------------
                            Richard A. Fabietti
                            President

Date__July 7, 2006__________________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Richard A. Fabietti
                          ------------------------------------------------------
                            Richard A. Fabietti
                            President

Date___July 7, 2006_________________________________

By (Signature and Title)*  /s/ Troy A. Sheets
                          ------------------------------------------------------
                           Troy A. Sheets
                           Treasurer

Date___July 7, 2006_________________________________



* Print the name and title of each signing officer under his or her signature.




                        STATEMENT OF DIFFERENCES

The trademark symbol shall be expressed as.............................. 'TM'
The registered trademark symbol shall be expressed as...................  'r'
The dagger symbol shall be expressed as.................................  'D'
The section symbol shall be expressed as................................ 'SS'